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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number    811-08367
                                                                       _____________________________

Evergreen Municipal Trust
_____________________________________________________________
(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116
_____________________________________________________________
(Address of principal executive offices)          (Zip code)

 Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116
____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200
                                                                                                  _______________

Date of fiscal year end:

Registrant is making a quarterly filing for four of its series, Evergreen High Grade Municipal Bond Fund, Evergreen Strategic Municipal Bond Fund, Evergreen Municipal Bond Fund and Evergreen Short-Intermediate Municipal Bond Fund for the quarter ended February 28, 2006. These four series have a May 31 fiscal year end.

Date of reporting period: February 28, 2006
                                            _______________

Item 1 – Schedule of Investments

EVERGREEN HIGH GRADE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS

February 28, 2006 (unaudited)
	Principal Amount
		Value

MUNICIPAL OBLIGATIONS 98.1%
AIRPORT 10.5%
Allegheny Cnty., PA Arpt. Auth. RRB, Pittsburgh Intl. Arpt. Proj., 6.00%, 01/01/2015	$2,000,000	$2,144,140
Chicago, IL O'Hare Intl. Arpt. RB, Second Lien, Passenger Facs., Ser. A, 5.75%, 01/01/2018, (Insd. by
AMBAC)	3,580,000	3,862,927
Chicago, IL O'Hare Intl. Arpt. RRB, Third Lien, Ser. B, 5.25%, 01/01/2014, (Insd. by FGIC)	2,000,000	2,185,040
Dallas-Fort Worth, TX Intl. Arpt. RB, RITES-PA 1147R-B, 8.30%, 05/01/2011, (Insd. by FSA) +	1,000,000	1,173,060
Metropolitan Washington, DC Arpt. Auth. Sys. RB, Ser. A, 5.25%, 10/01/2020	1,750,000	1,883,753

		11,248,920

EDUCATION 2.8%
Dorchester Cnty., SC Sch. Dist. No. 2 Installment Purpose RB, 5.00%, 12/01/2029 #	700,000	735,644
Massachusetts Hlth. & Edl. RB, Springfield College Proj., 5.25%, 10/15/2033, (Insd. by FGIC)	1,750,000	1,850,607
University of Vermont & State Agricultural College RB, 5.50%, 10/01/2017	420,000	460,505

		3,046,756

ELECTRIC REVENUE 7.5%
Piedmont, SC Muni. Power Agcy. RRB, Ser. A, 5.00%, 01/01/2015, (Insd. by MBIA)	2,000,000	2,055,820
Superior, WI Ltd. Obl. RRB, Midwest Energy Proj., Ser. E, 6.90%, 08/01/2021, (Insd. by FGIC)	4,500,000	5,913,855

		7,969,675

GENERAL OBLIGATION – LOCAL 16.5%
Chicago, IL GO, Refunding, Ser. B, 5.00%, 01/01/2029, (Insd. by FSA)	1,000,000	1,054,910
Cleveland, OH GO, 5.25%, 08/01/2017, (Insd. by FGIC)	1,000,000	1,086,270
Cleveland, OH Muni. Sch. Dist. GO, 5.25%, 12/01/2023, (Insd. by FSA)	1,980,000	2,149,587
Cook Cnty., IL GO, Ser. A, 5.625%, 11/15/2016, (Insd. by MBIA)	1,000,000	1,043,050
Forest Hills, OH Local Sch. Dist. GO, Sch. Impt. Proj., 5.70%, 12/01/2016, (Insd. by MBIA)	1,500,000	1,571,220
King Cnty., WA GO, Ser. A, 5.00%, 01/01/2018, (Insd. by FSA)	2,720,000	2,932,350
Kings, OH Local Sch. Dist. GO, 7.50%, 12/01/2016, (Insd. by FGIC)	1,000,000	1,248,830
Nassau Cnty., NY GO, Sewer Dist. Proj., Ser. B, 6.00%, 05/01/2014, (Insd. by FGIC)	695,000	798,534
New York, NY GO, Ser. G, 5.00%, 08/01/2026	1,000,000	1,051,910
Niagara Falls, NY GO, Pub. Impt. Proj.:
7.50%, 03/01/2014, (Insd. by MBIA)	500,000	625,215
7.50%, 03/01/2016, (Insd. by MBIA)	750,000	971,963
North Orange Cnty., CA Cmnty. College Dist. GO, 5.00%, 08/01/2017, (Insd. by MBIA)	1,820,000	1,979,578
Williamson Cnty., TX GO, 5.00%, 02/15/2026, (Insd. by MBIA)	1,000,000	1,052,360

		17,565,777

GENERAL OBLIGATION – STATE 6.6%
District of Columbia GO, Ser. B, 5.50%, 06/01/2012, (Insd. by FSA)	710,000	755,440
District of Columbia Tax Increment GO, Gallery Place Proj., 5.50%, 07/01/2019, (Insd. by FSA)	1,000,000	1,087,320
Illinois GO, 5.70%, 07/01/2014, (Insd. by FGIC)	2,000,000	2,033,580
Maryland GO, State & Local Facs. Loan, Ser. 2, 5.00%, 08/01/2014	2,900,000	3,148,820

		7,025,160

HOSPITAL 21.2%
California Hlth. Facs. Fin. Auth. RRB, Ser. A, 5.75%, 07/01/2015	125,000	127,728
Illinois Hlth. Facs. Auth. RB, Sherman Hlth. Sys. Proj., 5.25%, 08/01/2017	1,000,000	1,028,110
Illinois Hlth. Facs. Auth. RRB, Ser. AA, 6.50%, 06/01/2012, (Insd. by MBIA)	1,750,000	1,997,975
Lorain Cnty., OH Hosp. RRB, Catholic Hlth. Care, Ser. A:
5.625%, 10/01/2016	2,000,000	2,156,700
5.625%, 10/01/2017	2,000,000	2,157,840
5.75%, 10/01/2018	2,500,000	2,716,650
Medical Univ. of South Carolina Hosp. Auth. RRB, Hosp. Facs., Ser. A:
5.25%, 02/15/2023, (Insd. by FHA & MBIA)	1,000,000	1,075,600
5.25%, 08/15/2025, (Insd. by FHA & MBIA)	2,325,000	2,493,911
New York State Dorm. Auth. RB, Mental Hlth. Svcs. Facs. Impt., Ser. C, 5.00%, 02/15/2015	1,945,000	2,109,800
Oklahoma Indl. Auth. Hlth. Sys. RRB, Ser. A, 6.25%, 08/15/2015, (Insd. by MBIA)	1,160,000	1,259,818
Orange Cnty., FL Hlth. Facs. Auth. RB, Ser. C, 6.25%, 10/01/2016, (Insd. by MBIA)	295,000	348,758

1

EVERGREEN HIGH GRADE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS continued

February 28, 2006 (unaudited)
	Principal Amount
		Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
St. Paul, MN Hsg. & Redev. Auth. Hosp. RB, HealthEast Hosp. Proj., 6.00%, 11/15/2030	$1,500,000	$1,618,965
University of New Mexico RB, Hosp. Proj., 5.00%, 07/01/2024, (Insd. by FSA & FHA)	1,000,000	1,047,150
Wichita, KS Hosp. Facs. Impt. RRB, Ser. 11, 6.75%, 11/15/2019	1,000,000	1,097,860
Wisconsin Hlth. & Edl. Facs. RRB, Wheaton Franciscan Svcs. Proj., 6.00%, 08/15/2016	1,230,000	1,368,375

		22,605,240

HOUSING 5.1%
Aurora, CO Hsg. Auth. MHRB, 6th Ave. Proj., Ser. A, 5.70%, 12/01/2018, (LOC: U.S. Bancorp)	1,000,000	1,051,330
California HFA MHRB, Ser. B, 6.05%, 08/01/2016, (Insd. by AMBAC & FHA)	660,000	677,873
California HFA SFHRB, Ser. A-1, Class III, 5.70%, 08/01/2011	180,000	184,572
Escambia Cnty., FL HFA SFHRB, Multi-Cnty. Program, Ser. A, 5.50%, 10/01/2021, (Insd. by FNMA &
GNMA)	460,000	476,748
Georgia HFA SFHRB, Sub. Ser. D-2, 5.50%, 06/01/2017	1,000,000	1,038,860
Idaho HFA RB, Ser. B-2, 6.00%, 07/01/2014	1,080,000	1,095,617
Idaho HFA SFHRB, Ser. C-1, 6.30%, 07/01/2011, (Insd. by FHA)	90,000	90,112
New Mexico Mtge. Fin. Auth. SFHRB, Ser. C-1, 6.00%, 03/01/2032	500,000	499,635
New York HFA MHRB, Ser. B, 6.35%, 08/15/2023, (Insd. by AMBAC & HFA)	135,000	136,226
Utah HFA SFHRB, Ser. E-1, 5.375%, 07/01/2018, (Insd. by FHA)	220,000	220,451

		5,471,424

INDUSTRIAL DEVELOPMENT REVENUE 0.1%
New York, NY IDA RB, Japan Airlines Co. Proj., 6.00%, 11/01/2015	70,000	71,825

LEASE 7.9%
Charlotte, NC COP, Convention Facs. Proj., 5.00%, 12/01/2023	2,740,000	2,891,358
Houston, TX Water Conveyance Sys. COP, Ser. H, 7.50%, 12/15/2014, (Insd. by AMBAC)	1,000,000	1,251,590
Kansas City, MO Muni. Assistance Corp. RB, Leasehold Capital Impt. Proj., Ser. B, 5.85%, 01/15/2016,
(Insd. by AMBAC)	2,000,000	2,024,040
Lawrence Township, IN Metro. Sch. Dist. RB, 6.875%, 07/05/2011, (Insd. by MBIA)	1,500,000	1,661,790
New York Env. Facs. Corp. RRB, Riverbank State Park Proj., 5.50%, 04/01/2016, (Insd. by AMBAC) .	250,000	260,197
Santa Ana, CA Fin. Auth. Lease RB, Police Admin. & Holding Facs. Proj., Ser. A, 6.25%, 07/01/2015,
(Insd. by MBIA)	300,000	354,219

		8,443,194

MISCELLANEOUS REVENUE 2.0%
Puerto Rico Muni. Fin. Agcy. RB, Ser. A, 5.00%, 08/01/2021, (Insd. by FSA)	2,000,000	2,158,960

PRE-REFUNDED 1.6%
Oklahoma Indl. Auth. Hlth. Sys. RRB, Ser. A, 6.25%, 08/15/2015, (Insd. by MBIA)	840,000	918,859
Orange Cnty., FL Hlth. Facs. Auth. RB, Ser. A, 6.25%, 10/01/2016, (Insd. by MBIA)	610,000	724,277
Texas Muni. Power Agcy. RB, 0.00%, 09/01/2015, (Insd. by MBIA) ¤	40,000	27,085

		1,670,221

RECREATION 1.8%
Ohio Parks & Recreational Facs. RB, Ser. A, 5.25%, 02/01/2018	1,740,000	1,908,693

RESOURCE RECOVERY 0.1%
Islip, NY Resource Recovery Agcy. RB, Ser. B, 7.25%, 07/01/2011, (Insd. by AMBAC)	100,000	116,478

SALES TAX 2.4%
Metropolitan Atlanta Rapid Trans. Auth. Georgia Sales Tax RRB, Second Indenture Proj., Ser. A, 5.50%,
07/01/2016, (Insd. by MBIA)	2,500,000	2,566,475

SPECIAL TAX 2.3%
District of Columbia HFA SFHRB, Ser. B, 5.85%, 12/01/2018, (Insd. by FNMA & GNMA)	680,000	681,918
Elk Grove, CA Unified Sch. Dist. Spl. Tax RRB, Cmnty. Facs. Dist. Proj., 6.50%, 12/01/2024, (Insd. by
AMBAC)	500,000	648,215
New York, NY TFA RRB, Sub-Ser. A-2, 5.00%, 11/01/2018, (Insd. by FGIC)	1,000,000	1,080,350

		2,410,483

2

EVERGREEN HIGH GRADE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS continued

February 28, 2006 (unaudited)
	Principal Amount
		Value

MUNICIPAL OBLIGATIONS continued
STUDENT LOAN 1.0%
Alaska Student Loan RB, Student Loan Corp. Proj., Ser. A, 5.45%, 07/01/2016, (Insd. by AMBAC)	$1,000,000	$1,039,580

TOBACCO REVENUE 1.5%
Golden State Tobacco Securitization Corp. of California RB, 5.00%, 06/01/2045 #	1,000,000	1,036,680
Tobacco Settlement Fin. Corp. of Louisiana RB, Ser. 2001, 6.36%, 05/15/2025	573,302	575,537

		1,612,217

TRANSPORTATION 6.0%
Jacksonville., FL Econ. Dev. Commission IDRB, Metro. Parking Solutions Proj., 5.875%, 06/01/2031	2,000,000	2,196,200
Massachusetts Port Auth. RRB, Ser. A, 5.50%, 07/01/2016, (Insd. by MBIA)	1,000,000	1,051,450
Port Seattle, WA RB, Ser. B, 5.75%, 02/01/2018, (Insd. by MBIA)	2,000,000	2,133,900
Sacramento Cnty., CA Arpt. Sys. RB, Ser. A, 6.00%, 07/01/2011, (Insd. by MBIA)	1,000,000	1,027,220

		6,408,770

WATER & SEWER 1.2%
Rock Hill, SC Util. Sys. RRB, Ser. A, 5.375%, 01/01/2019, (Insd. by FSA)	1,185,000	1,289,007

Total Municipal Obligations (cost $100,137,372)		104,628,855

	Shares	Value

SHORT-TERM INVESTMENTS 1.8%
MUTUAL FUND SHARES 1.8%
Evergreen Institutional Municipal Money Market Fund ø ## (cost $1,937,183)	1,937,183	1,937,183

Total Investments (cost $102,074,555) 99.9%		106,566,038
Other Assets and Liabilities 0.1%		112,104

Net Assets 100.0%		$106,678,142

+	Inverse floating rate security
#	When-issued or delayed delivery security
¤	Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from amortization of discount at acquisition.

ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
COP	Certificates of Participation
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
RB	Revenue Bond
RITES	Residual Interest Tax-Exempt Security
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
TFA	Transitional Finance Authority

3

EVERGREEN HIGH GRADE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS continued

February 28, 2006 (unaudited)

The following table shows the percent of total investments by geographic location as of February 28, 2006:

Ohio	14.1%
Illinois	12.4%
South Carolina	7.2%
New York	6.8%
Wisconsin	6.8%
California	5.7%
Washington	4.8%
District of Columbia	4.1%
Florida	3.5%
Georgia	3.4%
Texas	3.3%
Maryland	3.0%
Massachusetts	2.7%
North Carolina	2.7%
Oklahoma	2.0%
Pennsylvania	2.0%
Puerto Rico	2.0%
Missouri	1.9%
Indiana	1.6%
Minnesota	1.5%
New Mexico	1.5%
Idaho	1.1%
Alaska	1.0%
Colorado	1.0%
Kansas	1.0%
Louisiana	0.5%
Vermont	0.4%
Utah	0.2%
Non-state specific	1.8%

100.0%

On February 28, 2006, the aggregate cost of securities for federal income tax purposes was $102,086,247. The gross unrealized appreciation and depreciation on securities based on tax cost was $4,526,471 and $46,680, respectively, with a net unrealized appreciation of $4,479,791.

4

	EVERGREEN STRATEGIC MUNICIPAL BOND FUND
	SCHEDULE OF INVESTMENTS

	February 28, 2006 (unaudited)
		Principal Amount	Value

	MUNICIPAL OBLIGATIONS 98.6%
	AIRPORT 13.8%
	Alabama Docks Dept. Facs. RB, 6.30%, 10/01/2021	$ 4,500,000	$ 4,659,885
	Broward Cnty., FL Arpt. Sys. RB, 5.25%, 10/01/2010, (Insd. by AMBAC)	1,730,000	1,805,895
	Chicago, IL O’Hare Intl. Arpt. RB, Ser. A:
	5.50%, 01/01/2016	9,260,000	9,558,728
	5.60%, 01/01/2010	2,000,000	2,043,380
	5.625%, 01/01/2012	3,000,000	3,065,130
	5.625%, 01/01/2013	1,000,000	1,021,710
	5.625%, 01/01/2015	5,000,000	5,108,200
	Dade Cnty., FL Aviation RB, Ser. A, 5.75%, 10/01/2015	2,000,000	2,063,080
	Dallas-Fort Worth, TX Regl. Arpt. RB:
	5.35%, 11/01/2008	500,000	501,745
	6.00%, 11/01/2010	250,000	251,153
	Denver, CO City & Cnty. Arpt. RB, Ser. A, 5.50%, 11/15/2025	5,000,000	5,113,400
	Houston, TX Arpt. Sys. RB, Spl. Facs.:
	Continental Airlines, Inc., Ser. E, 5.875%, 07/01/2012	1,000,000	1,073,580
	Ser. A, 6.00%, 07/01/2014	5,030,000	5,300,614
	Kenton Cnty., KY Arpt. Board RB, 6.30%, 03/01/2015	1,500,000	1,568,625
	Los Angeles, CA Harbor Dept. RB AMT, Ser. B:
	5.375%, 11/01/2015	5,340,000	5,449,790
	5.375%, 11/01/2019	1,375,000	1,402,253
	Massachusetts Port Auth. RB:
	Ser. B, 5.50%, 07/01/2015	750,000	792,840
	US Airways Proj.:
	5.25%, 09/01/2011	1,480,000	1,544,957
	5.25%, 09/01/2012	1,535,000	1,602,893
	5.25%, 09/01/2013	1,610,000	1,681,210
	5.75%, 09/01/2016	3,500,000	3,607,205
	5.875%, 09/01/2023	5,520,000	5,684,827
	6.00%, 09/01/2021	1,200,000	1,254,168
	Ser. A, 5.50%, 09/01/2007, (Insd. by MBIA)	100,000	103,031
	Northwest Arkansas Regl. Arpt. Auth. RB, 7.625%, 02/01/2027	3,925,000	4,283,784
	Phoenix, AZ Civic Impt. Corp. Arpt. RB:
	5.50%, 07/01/2010, (Insd. by FGIC)	450,000	460,247
	AMT, 5.625%, 07/01/2013	750,000	768,293
	Port Auth. of New York & New Jersey Spl. Obl. RB:
	Continental Airlines & US Airways, 9.00%, 12/01/2006	45,000	45,117
	JFK Intl. Air Terminal, LLC, 6.25%, 12/01/2009	7,500,000	8,101,875
	Ser. 103, 5.125%, 12/15/2011	1,215,000	1,228,863
	Ser. 119, 5.00%, 09/15/2007	8,550,000	8,701,506
Port	Everglades, FL Port Impt. RB, Ser. A, 5.00%, 09/01/2016	400,000	400,232
Port	Grays Harbor, WA RRB, TCR, 6.125%, 12/01/2017 (Insd. by AMBAC)	2,630,000	2,843,056
	Port New Orleans, LA Board Commrsport Fac. RB, 5.00%, 04/01/2033	350,000	356,986
	San Francisco, CA City & Cnty. Intl. Arpt. RB:
	Ser. 10A, 5.70%, 05/01/2026	1,000,000	1,023,450
	Ser. 14A, 8.00%, 05/01/2007	1,110,000	1,129,225

			95,600,933

	CAPITAL IMPROVEMENTS 0.2%
	Morris Cnty., NJ Impt. Auth. RB, 5.00%, 08/15/2006	1,105,000	1,113,475

	COMMUNITY DEVELOPMENT DISTRICT 0.1%
	Gibson Cnty., IN Redev. Auth. Econ. Dev. Lease RB, Ser. A, 5.60%, 02/01/2017, (Insd. by MBIA)	900,000	917,406

	CONTINUING CARE RETIREMENT COMMUNITY 3.4%
	Albuquerque, NM Hlth. Care Sys. RB, Lovelace Med. Foundation Proj., 12.00%, 03/01/2011	120,000	120,796
	Allegany Cnty., MD IDRB, Moran Manor Care Ctr., 12.45%, 02/01/2027	870,000	1,032,516
	Brevard, NC Hsg. Auth. RB, Ascend Healthcare, Inc., 7.50%, 03/01/2028 •	500,000	183,195
	California CDA COP, SAVRS, Eskaton Properties, Inc., 4.30%, 05/15/2029	100,000	100,000

			1

EVERGREEN STRATEGIC MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS continued

February 28, 2006 (unaudited)
		Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
CONTINUING CARE RETIREMENT COMMUNITY continued
Charlotte, NC Hsg. Auth. RB, Ascend Healthcare, Inc., 7.50%, 03/01/2028 •		$ 500,000	$ 364,110
Clarion Cnty., PA IDA RRB, Beverly Enterprises, Inc., 5.875%, 05/01/2007		250,000	250,235
Clarksville, IN RB, SAVRS, Retirement Hsg. Foundation, 4.15%, 12/01/2025		4,300,000	4,300,000
Columbia Cnty., PA IDA RB, Orangeville Nursing Ctr. Assn., 9.00%, 12/01/2012		400,000	399,920
Crossville, TN Hlth. & Ed. Board RB, Century Place Hlth. Ctr., Inc. Proj., Ser. 1996A, 7.75%,
06/01/2013		500,000	500,740
Cuyahoga Cnty., OH Hlth. Care Facs. RB, Judson Retirement Cmnty., Ser. A, 7.25%, 11/15/2018		5,130,000	5,353,155
Farmington Hills, MI EDA RB, Botsford Continuing Care, Ser. A, 5.75%, 02/15/2025		385,000	389,551
Gainesville, GA Redev. Auth. RB, First Mtge. Autumn Breeze, Ser. A:
7.00%, 04/01/2006 • 		20,000	14,200
8.00%, 04/01/2026 • 		200,000	142,000
Kanawha Cnty., WV IDRB, Beverly Enterprises, Inc., 5.50%, 11/01/2008		195,000	187,990
Kentucky	EDFA RRB, SAVRS, Retirement Hsg. Foundation, 4.30%, 12/01/2028	1,000,000	1,000,000
Louisiana	Pub. Facs. Auth. Hosp. RB, Franciscan Missionaries, 5.50%, 07/01/2006	2,500,000	2,515,850
Massachusetts Hlth. & Edl. Facs. Auth. RB, 7.20%, 07/01/2009		15,000	15,173
Oklahoma Inds. Auth. RRB, Hlth. Sys., Ser. A, 6.00%, 08/15/2018		1,725,000	1,863,310
Piedmont, NC HDA First Mtge. RRB, Nash Grove Manor, Inc., 8.00%, 01/01/2013		500,000	500,815
San Antonio, TX Hlth. Facs. RB, Beverly Enterprises, Inc., 8.25%, 12/01/2019		1,250,000	1,250,775
Savannah, GA EDRB, First Mtge. Coastal Care Resources, 7.75%, 09/01/2027 •  +		439,448	21,972
South Carolina Jobs Econ. RB, Ebenezer Nursing, 6.90%, 12/20/2036		2,200,000	2,455,420
Wataga, IL Hlth. Facs. RB, First Humanics Corp., 10.00%, 09/01/2016 • 		1,000,000	430,600

			23,392,323

EDUCATION 5.0%
Alaska Student Loan Corp. RB, Ser. A:
5.55%, 07/01/2010, (Insd. by AMBAC)		1,455,000	1,487,723
5.60%, 07/01/2011, (Insd. by AMBAC)		1,810,000	1,851,883
Botkins, OH Sch. Dist. RB, Ser. A, 7.20%, 12/01/2009		185,000	185,588
California	Edl. Facs. Auth. RB, College of Osteopathic Medicine, 5.75%, 06/01/2018	1,680,000	1,717,061
Clemson Univ., South Carolina COP, 6.90%, 12/01/2007		40,000	40,321
Florida Agricultural & Mechanical Univ. RB, 6.50%, 07/01/2023		445,000	446,193
Hammond, IN Sch. Bldg. Corp. RB, 6.125%, 07/15/2019, (Insd. by MBIA)		1,360,000	1,421,173
Leander, TX Independent Sch. Dist. GO, 0.00%, 08/15/2028 ¤		22,055,000	5,601,749
Louisiana	Pub. Facs. Auth. RB, Centenary College Proj., 5.90%, 02/01/2017	1,000,000	1,050,700
Massachusetts Edl. Fin. Auth. RB:
4.875%, 01/01/2011		405,000	406,430
Ser. E, 4.50%, 01/01/2009		920,000	925,318
Midlothian, TX Independent Sch. Dist. RB:
0.00%, 02/15/2018 ¤		295,000	145,099
0.00%, 02/15/2018 ¤		5,000	2,445
Missouri Sch. Boards Assn. COP, 7.375%, 03/01/2006		30,000	30,010
Morris Cnty., NJ Impt. Auth. Sch. Dist. RB, 3.125%, 10/01/2006		1,115,000	1,114,364
Orleans, LA Parishwide Sch. Dist. RB, Ser. A:
4.85%, 09/01/2010		605,000	618,026
5.125%, 09/01/2018		100,000	101,844
Pennsylvania Higher Edl. Facs. Auth. RRB, Univ. of the Arts, 5.25%, 09/15/2018		270,000	270,211
Perris, CA	Unified High Sch. Dist. RB, 2003 Sch. Financing Proj., 6.00%, 10/01/2030	210,000	228,110
Richland Sch. Dist. of Wisconsin, RB, 4.875%, 04/01/2007, (Insd. by FGIC)		1,785,000	1,787,499
San Francisco, CA City & Cnty. Sch. Dist. Facs. RB, Ser. B, 5.10%, 06/15/2012		485,000	494,559
Santa Clara Cnty., CA East Side Sch. Dist. RB, Ser. E, 5.00%, 09/01/2023		5,400,000	5,496,228
University of Texas RB, Ser. A:
5.10%, 08/15/2013		2,395,000	2,459,904
5.125%, 08/15/2014		2,525,000	2,593,705
University of Texas RRB, 6.50%, 08/15/2007		2,135,000	2,174,540
Webb City, MO Sch. Dist. R-VII Fac. Leasehold RB, 5.625%, 08/01/2016, (Insd. by FSA)		1,105,000	1,115,111
Wyandotte Cnty., KS Unified Sch. Dist. No. 500 COP, 4.50%, 12/01/2007, (Insd. by FSA)		900,000	908,334

			34,674,128

2

EVERGREEN STRATEGIC MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS continued

February 28, 2006 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
ELECTRIC REVENUE 3.4%
Heartland Consumer Power Dist. RB, 6.00%, 01/01/2010	$ 10,205,000	$ 10,743,518
Illinois Dev. Fin. Auth. PCRB, TCR, 7.375%, 07/01/2021, (Insd. by AMBAC)	7,275,000	7,517,840
New Jersey EDA PCRB, New Jersey Pub. Service & Gas, Ser. A, 6.40%, 05/01/2032, (Insd. by MBIA)	200,000	203,594
North Carolina Eastern Muni. Power Agcy. Power Sys. RRB, Ser. A, 5.70%, 01/01/2013, (Insd.
by MBIA)	2,430,000	2,520,420
Redding, CA Joint Powers Fin. Auth. RB, Ser. A, 5.25%, 06/01/2015	500,000	512,165
San Antonio, TX Elec. & Gas RB, 5.00%, 02/01/2017	100,000	107,560
San Antonio, TX Elec. & Gas RRB, Ser. 2000, 6.00%, 02/01/2008	200,000	207,196
Tulsa, OK Pub. Facs. Auth. Solid Waste Steam & Elec. RB, Ogden Martin Sys., Inc. Proj., 6.95%,
05/01/2007	190,000	192,122
Utah Intermountain Power Agcy. RB, Ser. B, 5.75%, 07/01/2019	170,000	178,070
Washington Pub. Power Supply Sys. RB:
Nuclear Proj. No. 2, Ser. A, 5.70%, 07/01/2012	300,000	308,082
Nuclear Proj. No. 3, Ser. A, 5.10%, 07/01/2010	1,000,000	1,039,300
York Cnty., NE Rural Pub. Power Dist. Elec. Sys. RRB, 4.75%, 01/01/2010	285,000	285,285

		23,815,152

GENERAL OBLIGATION – LOCAL 6.1%
Austin, TX Independent Sch. Dist. GO, 5.60%, 08/01/2009	745,000	752,115
Clark Cnty., NV Sch. Dist. Bldg. & Renovation GO:
5.90%, 06/15/2011	19,000,000	19,331,550
6.50%, 06/15/2006	1,000,000	1,009,020
Detroit, MI City Sch. Dist. Bldg. & Renovation GO, Ser. A, 5.70%, 05/01/2025	2,000,000	2,047,980
District of Columbia GO, 5.75%, 06/01/2007	405,000	405,790
Fontana, CA Unified Sch. Dist. GO, Ser. C, 6.25%, 05/01/2012	2,540,000	2,668,879
Gwinnett Cnty., GA Sch. Dist. GO, 5.375%, 02/01/2009	1,400,000	1,410,696
King Cnty., WA Sewer GO, Ser. C, 6.25%, 01/01/2032	7,000,000	7,286,650
Maricopa Cnty., AZ Sch. Dist. GO, 5.50%, 07/01/2017	2,000,000	2,034,520
Mentor, OH GO, 7.15%, 12/01/2011	315,000	327,817
Milwaukee, WI GO, Ser. K, 5.00%, 06/15/2010	1,500,000	1,551,255
Mount Clemens, MI Water & Sewer GO, 4.00%, 11/01/2006	185,000	185,781
New York, NY GO:
Ser. A1, 5.75%, 08/01/2014	75,000	75,134
Ser. F, 5.125%, 08/01/2013, (Insd. by MBIA)	2,675,000	2,774,109
Orleans Parish, LA Sch. Board GO, 0.00%, 02/01/2008 ¤	120,000	104,989
Wichita, KS GO, Ser. 738, 5.65%, 09/01/2008	300,000	300,558

		42,266,843

GENERAL OBLIGATION – STATE 3.1%
California GO, 6.25%, 10/01/2019	15,000	15,034
Connecticut GO:
5.65%, 03/15/2012	270,000	270,502
Ser. C, 6.50%, 11/01/2007	1,000,000	1,030,960
Illinois GO:
5.125%, 12/01/2013	4,500,000	4,596,030
5.50%, 07/01/2011	200,000	203,336
5.75%, 05/01/2013	2,300,000	2,354,579
New York GO:
Ser. B, 5.60%, 08/15/2007	500,000	505,910
Ser. C, 5.375%, 10/01/2011	1,000,000	1,011,590
North Carolina GO, 5.00%, 05/01/2006	10,000,000	10,029,300
Pennsylvania GO, 5.375%, 05/15/2015	1,000,000	1,019,230
Wisconsin GO, Ser. 2, 6.10%, 05/01/2014	450,000	450,878

		21,487,349

		3

EVERGREEN STRATEGIC MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS continued

February 28, 2006 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL 9.7%
Allegheny Cnty., PA Hosp. Dev. Auth. RB, West Pennsylvania Allegheny Hlth., 9.25%, 11/15/2030	$ 2,000,000	$ 2,378,900
Arizona Hlth. Facs. Auth. Hosp. RB, S.T.A.R.S. North Arizona Healthcare, SAVRS, 3.10%, 06/01/2037	8,400,000	8,400,000
Birmingham-Carraway, AL Spl. Care Facs. Fin. Auth. RB, Methodist Hlth. Sys., Ser. A, 5.875%,
08/15/2015	700,000	715,316
California Hlth. Facs. Fin. Auth. RB, Ser. B, 7.20%, 01/01/2012	110,000	111,235
Connecticut Hlth. & Ed. Facs. Auth. RB:
Bridgeport Hosp., Ser. A, 6.625%, 07/01/2018	200,000	202,078
Greenwich Hosp., Ser. A, 5.75%, 07/01/2016	1,485,000	1,525,154
New Britian Gen. Hosp., Ser. B, 6.00%, 07/01/2024	275,000	281,339
Copperas Cove, TX Hlth. Facs. Adventist Hlth. Sys. RB, 5.875%, 11/15/2025	855,000	873,793
Cuyahoga Cnty., OH Hosp. Auth. RB, Univ. Hosp. Hlth. Sys. Proj., Ser. B, 5.375%, 01/15/2009	3,500,000	3,574,970
Dade Cnty., FL Hlth. Facs. Hosp. RB, Miami Baptist Hosp. Proj., 5.25%, 05/15/2013	4,550,000	4,556,324
Escambia Cnty., FL Hlth. Facs. Auth. RB, 5.95%, 07/01/2020	860,000	909,914
Gulfport, MS Hosp. Facs. RB, Gulfport Mem. Hosp., Ser. A, 6.20%, 07/01/2018	200,000	201,430
Illinois Hlth. Facs. Auth. RB, Sherman Hlth. Sys., 5.50%, 08/01/2012	950,000	982,604
Irving, TX Hosp. Auth. RB, Irving Hlth. Care Sys., Ser. B:
5.50%, 07/01/2006	3,605,000	3,611,237
5.60%, 07/01/2007	2,000,000	2,003,360
5.80%, 07/01/2009	470,000	470,874
Jonesboro, AR Residential Hsg. & Hlth. Care Facs. Board House RB, St. Bernard’s Hosp., Inc.,
5.90%, 07/01/2016, (Insd. by AMBAC)	1,950,000	2,003,703
Langhorne, PA Hosp. Auth. RB, Franciscan Hlth. Ctr., Ser. A, 7.00%, 06/15/2015	405,000	408,852
Louisiana Pub. Facs. Auth. Hosp. RB, Alton Ochsner Med. Foundation, 5.75%, 05/15/2011	80,000	83,842
Lucas Cnty., OH Hosp. Auth. RB, Promedica Healthcare Obl.:
5.75%, 11/15/2009	2,500,000	2,587,125
5.75%, 11/15/2011	750,000	776,138
Lycoming Cnty., PA Hosp. Auth. RB, Divine Province Hosp., Ser. E, 6.50%, 07/01/2022	100,000	100,359
Madison Cnty., IN Hosp. Auth. Facs. RB, Ser. A, 8.00%, 01/01/2014	1,585,000	1,607,475
Maine Hlth. & Higher Edl. Facs. Auth. RB, Maine Med. Ctr., Ser. C, 5.00%, 11/15/2013	360,000	360,418
Minneapolis & St. Paul, MN Hsg. & Redev. Auth. Hlth. Care, Ser. A, 4.75%, 11/15/2018	2,000,000	2,001,760
Mississippi Hosp. Equip. & Facs. RB, Baptist Med. Ctr., 6.50%, 05/01/2010	1,000,000	1,017,310
Murray City, UT Hosp. RB, IHC Hlth. Svcs., Inc., 4.75%, 05/15/2020	125,000	125,109
New Jersey Hlth. Care Facs. RB, St. Joseph’s Hosp. & Med. Ctr., 5.75%, 07/01/2016	3,390,000	3,480,615
New Mexico Hosp. RB, Equip. Council Proj., 6.40%, 06/01/2009	400,000	410,612
Norfolk, VA IDA RB, DePaul Med. Ctr., 6.50%, 12/01/2007	900,000	928,854
North Cent, TX Hlth. Facs. Dev. Corp. RRB TCR, Baylor Hlth., 5.50%, 05/15/2013	5,210,000	5,333,581
Oklahoma Dev. Fin. Auth. RB, Hillcrest Med. Ctr., 5.625%, 08/15/2019	165,000	177,218
Orange Cnty., FL Hlth. Facs. Auth. RB, Adventist Hlth Sys., 5.75%, 11/15/2025	290,000	296,264
Peninsula Port Auth. of Virginia Hosp. Facs. RRB, Whittaker Mem. Hosp., 8.70%, 08/01/2023	490,000	575,652
Scranton-Lackawanna, PA Hlth. & Welfare Auth. RB, Marian Cmnty. Hosp. Proj., 6.50%, 01/15/2007	345,000	351,848
South Miami, FL Hlth. Facs. RB, Baptist Hlth. Sys. Corp., 5.375%, 10/01/2016	3,250,000	3,319,128
St. Mary, PA Hosp. Auth. RB, Ser. A, 5.00%, 12/01/2006	1,645,000	1,664,608
Tarrant Cnty., TX Hlth. Facs. Dev. Corp. RB, Texas Hlth. Resources Sys., Ser. A, 5.25%, 02/15/2022	6,600,000	6,910,926
Tarrant Cnty., TX Hlth. Facs. RB, Adventist Hlth. Sys., 6.125%, 11/15/2022	240,000	241,260
Washington Cnty., OK Med. Auth. RB, J. Phillips Hosp., 6.125%, 11/01/2014	1,060,000	1,062,258
Wichita, KS RB, CSJ Hlth. Sys., 7.20%, 10/01/2015	130,000	147,811

		66,771,254

HOUSING 13.1%
Alaska Hsg. Fin. Corp. RB:
6.00%, 06/01/2027	815,000	839,874
Ser. A, 6.10%, 12/01/2006	500,000	509,075
Allegheny Cnty., PA Residential Fin. Auth. SFHRB, Ser. II-1, 5.05%, 11/01/2010	560,000	568,305
Arkansas Fin. Auth., SFHRB, Ser. G, 5.20%, 01/01/2011	795,000	803,069
Atlanta, GA Hsg. Auth. RB, Village at Castleberry Proj., 4.60%, 02/20/2009	655,000	659,991
Austin, TX Hsg. Fin. Corp. SFHRB, 0.00%, 02/01/2016 ¤	1,825,000	318,627

4

EVERGREEN STRATEGIC MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS continued

February 28, 2006 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Bryan Cnty., OK EDA SFHRB, 8.60%, 07/01/2010	$ 235,000	$ 206,088
Burnsville, MN MHRB, Summit Park Apts., 5.75%, 07/01/2011	540,000	541,431
California Rural Home Mtge. Auth. SFHRB, Ser. B, 7.30%, 06/01/2031	530,000	533,784
Chicago, IL MHRB, Hearts United Apts., Ser. A, 4.60%, 07/01/2010	480,000	477,178
Colorado HFA RB, Ser. B-2, 7.00%, 05/01/2026	150,000	150,640
Comanche Cnty., OK HFA SFHRB, Ser. B-2, 6.60%, 10/01/2035	1,215,000	1,261,462
DeKalb Cnty., GA MHRB, Bryton Hills Apts., 5.00%, 09/01/2011	760,000	791,251
Delaware Hsg. Auth. RB, Ser. A:
5.20%, 07/01/2006	110,000	110,491
6.00%, 07/01/2018	195,000	196,123
District of Columbia HFA RB:
King Seniors Ctr., Ser. C, 2.25%, 06/01/2006	515,000	508,532
Residential Seniors Ctr., Ser. 1, 7.75%, 09/01/2016	112,500	112,773
Shipley Park Apts. Proj., 3.75%, 06/01/2010	360,000	356,476
Duval Cnty., FL SFHRB, 6.30%, 06/01/2029	335,000	342,645
East Baton Rouge Parish, LA New Pub. Hsg. Auth. RB, 4.875%, 08/01/2006	395,000	397,627
Florida HFA RB:
0.00%, 12/01/2029, (Insd. by FSA) ¤	5,545,000	1,293,704
0.00%, 07/01/2030, (Insd. by FSA) ¤	3,910,000	760,573
Franklin Cnty., OH MHRB, Tuttle Park, Ser. A, 6.50%, 03/01/2026	485,000	514,886
Greenwich, CT Hsg. Auth. RB, Ser. A, 6.35%, 09/01/2027	1,200,000	1,264,128
Idaho HFA SFHRB:
Ser. A, 6.15%, 07/01/2024	270,000	270,286
Ser. F2, 5.70%, 07/01/2010	355,000	357,950
Indiana HFA RB, 6.80%, 01/01/2017	515,000	519,377
Lake Charles, LA Non-Profit Hsg. RB, Chateau Proj., Ser. A, 7.875%, 02/15/2025	2,295,000	2,332,179
Leon Cnty., FL HFA SFHRB, Multi-Cnty. Proj., Ser. B, 6.25%, 07/01/2019, (Insd. by GNMA)	50,000	51,560
Loma Linda, CA MHRB, Redlands, Inc. Proj., 7.375%, 06/01/2009	700,000	705,117
Los Angeles, CA MHRB, Earthquake Rehab. Proj., Ser. B, 5.85%, 12/01/2027	2,210,000	2,257,095
Louisiana HFA SFHRB, AMT:
6.30%, 12/01/2019	375,000	382,320
6.30%, 06/01/2020	1,035,000	1,055,203
Ser. B-2, 5.55%, 06/01/2019	1,145,000	1,161,820
Ser. C-1, 5.60%, 12/01/2017	1,255,000	1,271,227
Maricopa Cnty., AZ IDA MHRB, Ser. A-1, 5.75%, 10/20/2018	4,155,000	4,477,137
Maryland CDA Dept. of Hsg. & Cmnty. Dev. RB, Ser. H, 5.70%, 09/01/2022	1,750,000	1,753,062
Maryland Cmnty. Dev. Admin. SFHRB, 5.60%, 04/01/2018	745,000	746,609
Massachusetts HFA Rental Mtge. RB, Ser. H, 6.65%, 07/01/2041	1,990,000	2,146,076
Massachusetts HFA SFHRB, Ser. O, 2.20%, 12/01/2006	15,000,000	14,781,300
Meridian, MS Hsg. Auth. RB, Ser. A, 5.00%, 09/01/2025	1,000,000	1,006,840
Missouri Hsg. Dev. Commission RB, Ser. B, 0.00%, 09/01/2012, (Insd. by FHA) ¤	390,000	248,683
Montgomery Cnty., MD SFHRB, Ser. E, 4.50%, 12/29/2006	3,920,000	3,950,380
Nevada Hsg. Division RB, 7.75%, 04/01/2022	10,000	10,020
New Orleans, LA Hsg. Dev. Corp. RB, Tulane Ave. Proj., 7.875%, 06/01/2010	195,000	190,384
New York Homeowner Mtge. RB, Ser. 49, 5.85%, 10/01/2017, (Insd. by MBIA)	215,000	216,520
New York Penfield Crown Oak Hsg. Dev. MHRB, Crown Oak Apts. Proj., 4.20%, 12/01/2047	2,000,000	2,001,520
North Carolina HFA SFHRB, Ser. HH, 6.20%, 03/01/2018	495,000	505,311
North Dakota HFA RB, 4.20%, 07/01/2011	520,000	521,950
Odessa, TX Hsg. Fin. Corp. RB, 0.00%, 06/01/2012 ¤	450,000	351,274
Ohio HFA Mtge. RB:
Residential Ser. C-1, 6.05%, 03/01/2032	220,000	221,958
Ser. A1, 5.75%, 09/01/2026	270,000	270,043
Ohio HFA SFHRB, 0.00%, 01/15/2015 ¤	25,000	10,478
Oklahoma HFA SFHRB, 0.00%, 09/01/2030 ¤	820,000	179,334
Oregon Hsg. & Cmnty. Svcs. Dept., SFHRB, Ser. L, 5.90%, 07/01/2031	2,650,000	2,702,602
Palm Beach Cnty., FL SFHRB, Ser. B, 5.50%, 10/01/2022	610,000	617,960

		5

EVERGREEN STRATEGIC MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS continued

February 28, 2006 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Pennsylvania HFA RB, Single Family Mtge., Ser. 68-A, 6.05%, 10/01/2028	$ 3,450,000	$ 3,504,372
Peregrines Landing, LLC Fac. RB, Ser. A, 7.00%, 05/20/2044, (Insd. by GNMA)	5,855,000	6,413,040
Pinellas Cnty., FL HFA SFHRB, 6.25%, 10/01/2025	5,000	5,039
Rhode Island Hsg. & Mtge. Fin. Corp. RB:
6.50%, 04/01/2027	25,000	25,035
7.55%, 10/01/2022	25,000	25,073
San Antonio, TX Hsg. Fin. Corp. RB:
Eagles Nest Apts. Proj., 4.50%, 12/15/2008	510,000	511,688
Harbor Cove Apts. Proj., 4.50%, 12/15/2008	620,000	622,046
San Francisco, CA City & Cnty. Redev. Agcy. Mtge. RB, Ser. A, 6.85%, 07/01/2024, (Insd. by MBIA)	3,075,000	3,083,364
South Dakota HDA RB, Homeownership Mtge.:
Ser. I, AMT, 4.50%, 12/15/2006	10,000,000	10,070,400
Ser. J, 5.20%, 05/01/2007	680,000	690,778
St. Louis Cnty., MO MHRB, 5.50%, 09/20/2016	200,000	206,160
Stockton, CA Hsg. Facs. RB, O’Conner Woods Proj. A, 5.20%, 03/20/2009	620,000	620,924
Tampa, FL Home Mtge. RB, 0.00%, 10/01/2014, (Insd. by FHA) ¤	575,000	166,198
Tennessee Hsg. Dev. Agcy. RB, 4.95%, 07/01/2007	1,000,000	1,016,140
Texas Dept. of Hsg. & Cmnty. RB, Ser. A, 6.20%, 07/01/2019	230,000	242,227
University of Puerto Rico RB, Ser. M, 5.40%, 06/01/2009	400,000	406,680
Utah HFA RB, RHA Cmnty. Svcs. Proj., Ser. A, 6.875%, 07/01/2027	970,000	980,932
Wisconsin Hsg. & EDA RB, 6.85%, 11/01/2012	55,000	55,095
Wood Glen, TX Hsg. Fin. Corp. Mtge. RB, Copperwood Proj., Ser. A, 7.65%, 07/01/2022	1,000,000	1,002,220

		90,439,719

INDUSTRIAL DEVELOPMENT REVENUE 9.1%
Alaska Indl. Dev. & Export Auth. RB, Ser. A, 5.80%, 04/01/2013	7,265,000	7,541,361
Arkansas Dev. Fin. Auth. Econ. RB, Ser. B, 5.80%, 12/01/2020	500,000	522,465
Clark Cnty., NV IDRB, Sierra Pacific Resources, 6.70%, 06/01/2022	14,945,000	15,263,627
Clark Cnty., NV IDRRB, Sierra Pacific Resources, 7.20%, 10/01/2022	1,500,000	1,547,880
Clark Cnty., NV PCRB, Sierra Pacific Resources, 6.60%, 06/01/2019	4,460,000	4,496,617
Humbolt Cnty., NV PCRB, Sierra Pacific Resources, 6.55%, 10/01/2013	2,500,000	2,561,250
Illinois Dev. Fin. Auth. PCRB, Illinois Power Co. Proj., Ser. A, 7.375%, 07/01/2021	5,000,000	5,163,350
Liberty Cnty., GA IDA RB, Leconte Properties, Inc. Proj., 7.875%, 12/01/2014	200,000	188,940
Maricopa Cnty., AZ IDRB, 6.625%, 07/01/2026	2,500,000	2,576,450
Maryland IFA EDRB, 7.125%, 07/01/2006	10,000	10,030
Mercer Cnty., PA IDA RB, Kroger Co., 13.00%, 06/01/2007	355,000	361,475
New Jersey EDA RB, Holt Hauling & Warehousing, 8.40%, 12/15/2015	1,000,000	870,000
New York, NY IDA RB, Japan Airlines Co. Proj., 6.00%, 11/01/2015	455,000	466,862
Pleasants Cnty., WV PCRB:
Monongahela Power Co., Ser. C, 6.15%, 05/01/2015, (Insd. by AMBAC)	4,000,000	4,056,800
West Penn Power, 6.15%, 05/01/2015	10,000,000	10,142,000
Prince George’s Cnty., MD PCRB, Potomac Elec. Power Co., 6.00%, 09/01/2022	390,000	390,558
San Diego, CA IDRB, San Diego Gen. Elec.:
5.90%, 09/01/2018	575,000	580,704
Ser. A, 5.90%, 06/01/2018, (Insd. by AMBAC)	270,000	271,412
South Dakota EDFA RB, 4.95%, 04/01/2009	410,000	415,609
St. Paul, MN Port Auth. IDA RB:
Ser. K, Lottery, 9.50%, 12/01/2014, (Insd. by FGIC)	180,000	182,718
Ser. N, Lottery, 10.00%, 12/01/2014, (Insd. by FGIC)	190,000	193,110
West Jordan, UT IDRRB, Boise Cascade Corp., 6.20%, 07/15/2007	775,000	777,619
Wood Cnty., OH IDRB, Schutz Container Sys. Proj., Ser. A, 7.125%, 06/01/2013	3,405,000	3,631,092
York Cnty., PA IDA RB, 6.45%, 10/01/2019	440,000	445,526

		62,657,455

6

EVERGREEN STRATEGIC MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS continued

February 28, 2006 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
LEASE 1.0%
Brunswick Cnty., VA Lease RB, 5.75%, 07/01/2012	$ 2,000,000	$ 2,055,980
Philadelphia, PA IDRB Lease Auth., City of Philadelphia Proj., Ser. A, 5.375%, 02/15/2027	2,975,000	3,077,429
Prince William Cnty., VA Lease COP, 5.50%, 12/01/2010, (Insd. by MBIA)	500,000	510,835
St. Louis, MO Muni. Fin. Corp. RB:
0.00%, 07/15/2014, (Insd. by AMBAC) ¤	1,500,000	957,210
City Justice Ctr., 5.40%, 02/15/2012	375,000	383,093

		6,984,547

MISCELLANEOUS REVENUE 5.9%
Alameda Cnty., CA COP, Fin. Proj., 6.00%, 09/01/2021	3,205,000	3,310,477
Alaska Industrial Dev. & Export Revolving Auth. RB, Ser. A, 5.60%, 04/01/2010, (Insd. by MBIA)	460,000	476,578
Broward Cnty., FL Spl. Obl. RB, 5.00%, 01/01/2012	4,090,000	4,136,135
California Statewide CDA RB, SAVRS, 4.45%, 05/15/2029	1,500,000	1,500,000
Delaware River Port Auth. of Pennsylvania & New Jersey RB, 5.50%, 01/01/2026 #	1,415,000	1,445,762
Gulf Breeze, FL Local Govt. RB, FRN, 3.19%, 12/01/2015	240,000	240,000
Harrisburg, PA Auth. RB, Pooled Bond Program, Ser. I, 5.60%, 04/01/2011	1,000,000	1,021,990
Lewis & Clark Cnty., MT Env. RB, Asarco, Inc. Proj., 5.85%, 10/01/2033	300,000	172,500
Louisiana Govt. Env. Facs. CDA RB, Ser. A, 6.30%, 07/01/2030	4,975,000	5,485,087
Maine Muni. Bond Bank RB, Ser. B, 5.85%, 11/01/2020	360,000	360,731
Michigan Muni. Bond Auth. RB, 8.625%, 11/01/2016	335,000	337,908
Minnesota Pub. Facs. Auth. Water Pollution RB, Ser. A, 4.625%, 03/01/2008	1,000,000	1,000,110
Montana Board of Investment RB, Workers’ Compensation Prog., 6.875%, 06/01/2011	2,800,000	2,990,120
New Jersey EDA Auth. RB, Elite Pharmaceuticals Proj., Ser. A, 6.50%, 09/01/2030	3,660,000	3,521,432
New York RB:
Ser. B, 5.625%, 08/15/2009	1,100,000	1,113,035
Ser. I, 6.00%, 04/15/2012	850,000	881,467
Southwest Virginia Regl. Jail Auth. RB, 3.00%, 09/01/2006	3,000,000	2,995,110
Washoe Cnty., NV Gas Facs. RB, 6.55%, 09/01/2020	3,000,000	3,019,860
West Virginia Sch. Bldg. Auth. RB, 5.50%, 07/01/2013	5,000,000	5,222,450
Yuma Cnty., AZ Jail Dist. RB, 5.15%, 07/01/2007, (Insd. by AMBAC)	1,245,000	1,251,947

		40,482,699

POWER 1.0%
M-S-R Pub. Power Agcy. RB, California San Juan Proj., 6.00%, 07/01/2022	605,000	684,443
Southern California Pub. Power Auth. Proj. RB, 5.00%, 07/01/2017	555,000	555,771
Utah Intermountain Power Agcy. RB, 5.00%, 07/01/2013	2,410,000	2,413,181
Washington Pub. Power Supply Sys. Nuclear Program No. 2 RRB, Ser. A, 7.25%, 07/01/2006	2,705,000	2,740,652
Western Minnesota Power Agcy. RB, Ser. A, 5.50%, 01/01/2011	400,000	412,648

		6,806,695

PUBLIC FACILITIES 2.0%
Austin, TX Convention Enterprise RB:
6.60%, 01/01/2021	2,000,000	2,117,880
6.70%, 01/01/2028	500,000	534,425
Crossings at Fleming Island, FL RB, Country Place Hlth. Ctr. Proj., Ser. 1996A, 5.60%, 05/01/2012	1,925,000	2,092,379
Los Angeles Cnty., CA Pub. Works RB, Ser. A, 5.125%, 06/01/2017, (Insd. by AMBAC)	6,865,000	6,965,710
New Orleans, LA Exhibit Hall Hotel RB, 0.00%, 07/15/2006 ¤	200,000	197,504
St. Charles, IL Park Dist. RB, 4.80%, 12/01/2010	425,000	426,296
Washoe Cnty., NV Reno/Sparks Convention Ctr. RB, 5.375%, 07/01/2008	1,350,000	1,358,545
West Jefferson, AL Amusement & Pub. Park Auth. RB, Visionland Alabama Proj., 7.50%,
12/01/2008	400,000	416,756

		14,109,495

PRE-REFUNDED 0.0%
Los Angeles, CA Cmnty. Redev. Agcy. RB, Ser. G, 6.75%, 07/01/2010	250,000	251,500

RECREATION 0.1%
Louisiana Stadium & Expo. Dist. Hotel Occupancy Tax & Stadium RB, Ser. B, 5.25%, 07/01/2015	490,000	497,193

		7

EVERGREEN STRATEGIC MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS continued

February 28, 2006 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
RESOURCE RECOVERY 0.2%
Charleston Cnty., SC Resource Recovery RB, Foster Wheeler Corp., 5.10%, 01/01/2008, (Insd.
by AMBAC)	$ 500,000	$ 512,955
Dade Cnty., FL Resource Recovery RB:
5.50%, 10/01/2010	225,000	231,516
5.50%, 10/01/2013	200,000	205,684
Northeast Nebraska Solid Waste Facs. RB, 4.45%, 05/15/2008	265,000	265,193
Pasco Cnty., FL Solid Waste RB, 6.00%, 04/01/2010	400,000	428,812

		1,644,160

SALES TAX 3.5%
Carol Stream, IL Tax Increment RB, 7.875%, 01/01/2017	3,970,000	4,135,311
Compton, CA Cmnty. Redev. Agcy. RB, 6.50%, 08/01/2013	3,500,000	3,578,820
Los Angeles, CA Cmnty. Redev. Agcy. Tax Allocation RB, Ser. G, 6.75%, 07/01/2010	680,000	710,321
Metropolitan Atlanta Rapid Trans. Auth., Georgia Sales Tax RB, Second Indenture, Ser. A:
5.50%, 07/01/2017, (Insd. by MBIA)	12,630,000	12,965,832
5.625%, 07/01/2020	2,000,000	2,054,020
Metropolitan Pier & Expo. Auth., Illinois RB, 5.50%, 06/01/2011	500,000	510,835

		23,955,139

SPECIAL TAX 0.3%
Ontario, CA Redev. Fin. Auth. Tax RB, 5.80%, 08/01/2023	1,500,000	1,558,830
Orange Cnty., FL Tourist Dev. Tax RRB, 6.00%, 10/01/2016	335,000	335,771

		1,894,601

STUDENT LOAN 1.3%
Massachusetts Edl. Financing Auth. RB, Ser. C-RMK, 4.60%, 12/01/2008	515,000	515,180
Nebraska Higher Ed. Loan RB, 0.00%, 12/15/2015, (Insd. by MBIA) ¤	2,100,000	1,059,135
New Jersey Higher Ed. Student Assistance Auth. RB, Ser. A, 5.50%, 06/01/2006	120,000	120,099
Vermont Student Assistance Corp. RB, Ser. N, SAVRS, 3.20%, 12/15/2032	7,200,000	7,200,000

		8,894,414

TOBACCO REVENUE 4.8%
California Golden Tobacco Securitization Enhanced Asset-Backed, Ser. A, 5.00%, 06/01/2015	2,500,000	2,508,875
Tobacco Settlement Auth. of Iowa RRB, 5.30%, 06/01/2025	2,695,000	2,892,382
Tobacco Settlement Auth. of Rhode Island RRB:
6.125%, 06/01/2032	4,000,000	4,230,120
6.25%, 06/01/2042	2,000,000	2,127,220
Tobacco Settlement Auth. of Washington RB, 6.625%, 06/01/2032	150,000	165,150
Tobacco Settlement Fin. Corp. of New Jersey RB:
5.75%, 06/01/2032	5,050,000	5,273,008
6.00%, 06/01/2037	2,000,000	2,121,600
6.125%, 06/01/2042	2,500,000	2,668,675
Tobacco Settlement Fin. Corp. of New York, Ser. B-1, 5.00%, 06/01/2006	11,000,000	11,036,520

		33,023,550

TRANSPORTATION 4.0%
California Bay Area Rapid Transit RB, Grant A:
4.00%, 06/15/2008	350,000	350,199
4.875%, 06/15/2009	810,000	810,972
Chicago, IL Trans. Auth. RB, Douglas Branch Construction, Ser. B, 5.00%, 06/01/2007	70,000	70,091
Florida Port Fin. Comml. RB, 5.375%, 06/01/2016, (Insd. by MBIA)	1,000,000	1,037,760
Indiana Trans. Fin. Auth. RB, Toll Road Lease:
5.00%, 07/01/2014	1,000,000	1,001,290
5.375%, 07/01/2009	1,580,000	1,620,843
Indiana Trans. Fin. Auth. RRB, 5.75%, 07/01/2011	18,960,000	19,474,006
Louisiana Regl. Trans. Auth. RB, 5.00%, 05/01/2007	500,000	508,460

8

EVERGREEN STRATEGIC MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS continued

February 28, 2006 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
TRANSPORTATION continued
Massachusetts Bay Trans. Auth. RB, 5.25%, 03/01/2013	$ 1,225,000	$ 1,237,446
Miami, OH Valley Regl. Tran. Auth. Ltd. Tax RB, 5.10%, 12/01/2008	330,000	330,406
Phoenix, AZ Street & Hwy. RB, 6.25%, 07/01/2011	1,355,000	1,407,479

		27,848,952

UTILITY 1.0%
Escambia Cnty., FL Util. Sys. RB, 5.00%, 01/01/2007	2,000,000	2,026,740
Northern Colorado Water Conservancy Dist. RB, 6.50%, 12/01/2012	2,800,000	2,916,536
Sunrise, FL Util. Sys. RB, Ser. A, 5.75%, 10/01/2026	2,000,000	2,048,020

		6,991,296

WATER & SEWER 6.5%
Albuquerque, NM Water & Sewer Sys. RB, 4.75%, 07/01/2007	100,000	100,107
Antrim Township, PA Muni. Auth. Sewer RB, 5.05%, 05/01/2020	345,000	345,945
Bexar, TX Metro. Water Dist. Waterworks RB, 5.875%, 05/01/2022	2,945,000	3,009,731
Cherokee Cnty., GA Water & Sewer RB, 6.90%, 08/01/2018	5,000	5,015
Chicago, IL Wastewater Transmission RB, 5.125%, 01/01/2025	3,005,000	3,068,285
Coastal Water Auth., Texas Conveyance Sys. RB, 7.50%, 12/15/2016	20,000	20,070
Garner, NC Water & Sewer GO, 6.50%, 06/01/2006	275,000	277,115
Grapevine, TX COP Obl., 5.25%, 02/15/2014	2,860,000	2,864,233
Gwinnett Cnty., GA Water & Sewage RB, Ser. A, 5.00%, 08/01/2006	3,045,000	3,066,437
Hollister, CA Joint Power Fin. RRB, Sewer Sys. Impt. Proj., 5.75%, 12/01/2011	3,020,000	3,036,821
Montgomery Cnty., MD EDRB, Brink Reservoir Facs., 10.375%, 12/15/2014	335,000	341,680
Muncy Boro, PA Muni. Water RB, 5.00%, 07/01/2020	500,000	502,590
New York, NY Muni. Water Fin. Auth., Water & Sewer Sys. RB, Ser. B, 5.30%, 06/15/2006	200,000	200,344
Oklahoma Water Resource Board RB, Ser. A, 5.65%, 09/01/2018	275,000	283,385
Robinson Turnpike Pennsylvania Muni. Auth. Water & Sewer RB, 6.00%, 11/15/2019	1,275,000	1,452,735
Sacramento Cnty., CA Sanitation Dist. Fin. Auth. RB, Ser. A, 5.60%, 12/01/2016	575,000	581,831
San Diego, CA Sewer RB, Ser. A, 4.90%, 05/15/2010	4,750,000	4,755,890
Texas Water Dev. RB, Revolving Fund, 5.125%, 07/15/2018	10,000,000	10,132,300
Washoe Cnty., NV Water Facs. RB, Sierra Pacific Power, 6.65%, 06/01/2017	10,000,000	10,433,200
West Morgan-East Lawrence, AL Water Auth. RB, 5.50%, 08/15/2012	200,000	205,784

		44,683,498

Total Municipal Obligations (cost $679,379,238)		681,203,776

	Shares	Value

SHORT-TERM INVESTMENTS 0.8%
MUTUAL FUND SHARES 0.8%
Evergreen Institutional Municipal Money Market Fund ø ## (cost $5,506,000)	5,506,000	5,506,000

Total Investments (cost $684,885,238) 99.4%		686,709,776
Other Assets and Liabilities 0.6%		4,262,931

Net Assets 100.0%		$ 690,972,707

•	Security which has defaulted on payment of interest and/or principal. The Fund has stopped accruing interest on this security.
	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
+	Security is deemed illiquid and is valued using market quotations when readily available.
¤	Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from amortization of discount at acquisition.
#	When-issued or delayed delivery security
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.

EVERGREEN STRATEGIC MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS continued

February 28, 2006 (unaudited)

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
CDA	Community Development Authority
COP	Certificates of Participation
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
EDRB	Economic Development Revenue Bond
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FRN	Floating Rate Note
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
HDA	Housing Development Authority
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
IDRRB	Industrial Development Refunding Revenue Bond
IFA	Industrial Finance Agency
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
PCRB	Pollution Control Revenue Bond
RB	Revenue Bond
RHA	Residential Housing Authority
RRB	Refunding Revenue Bond
SAVRS	Select Auction Variable Rate Securities
SFHRB	Single Family Housing Revenue Bond
TCR	Transferable Custody Receipts

The following table shows the percent of total investments by geographic location as of February 28, 2006:

Texas	9.2%	Rhode Island	0.9%
California	8.7%	Oklahoma	0.8%
Nevada	8.6%	Connecticut	0.7%
Illinois	7.4%	Utah	0.7%
New York	6.5%	Minnesota	0.6%
Massachusetts	5.3%	Wisconsin	0.6%
Indiana	4.5%	Montana	0.5%
Florida	4.3%	Iowa	0.4%
South Dakota	3.2%	Kentucky	0.4%
Arizona	3.1%	Michigan	0.4%
Georgia	3.1%	Missouri	0.4%
New Jersey	3.0%	Oregon	0.4%
West Virginia	2.9%	South Carolina	0.4%
Pennsylvania	2.8%	Mississippi	0.3%
Louisiana	2.7%	District of Columbia	0.2%
Ohio	2.6%	Kansas	0.2%
North Carolina	2.1%	Nebraska	0.2%
Washington	2.1%	Tennessee	0.2%
Alaska	1.9%	Idaho	0.1%
Colorado	1.2%	Maine	0.1%
Maryland	1.2%	New Mexico	0.1%
Arkansas	1.1%	North Dakota	0.1%
Vermont	1.0%	Puerto Rico	0.1%
Virginia	1.0%	Non-state specific	0.8%
Alabama	0.9%		100.0%

On February 28, 2006, the aggregate cost of securities for federal income tax purposes was $685,393,662. The gross unrealized appreciation and depreciation on securities based on tax cost was $5,223,249 and $3,907,135, respectively, with a net unrealized appreciation of $1,316,114.

10

EVERGREEN MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS

February 28, 2006 (unaudited)
	Principal Amount
		Value

MUNICIPAL OBLIGATIONS 96.7%
AIRPORT 3.2%
Allegheny Cnty., PA Arpt. Auth. RRB, Pittsburgh Intl. Arpt. Proj., 6.00%, 01/01/2015	$2,495,000	$2,674,815
Dallas-Fort Worth, TX Intl. Arpt. RB:
RITES-PA 1147R-A, 8.30%, 05/01/2011, (Insd. by MBIA) +	6,000,000	7,038,360
RITES-PA 1147R-B, 8.30%, 05/01/2011, (Insd. by FSA) +	2,840,000	3,331,490
Memphis-Shelby Cnty., TN Arpt. Auth. RB, Ser. A:
5.50%, 03/01/2016, (Insd. by FSA)	5,000,000	5,307,050
5.50%, 03/01/2017, (Insd. by FSA)	2,005,000	2,128,127
Metropolitan Washington, DC Arpt. Auth. Sys. RB, Ser. A, 5.00%, 10/01/2032, (Insd. by FSA)	5,400,000	5,639,166
Miami-Dade Cnty., FL Aviation RB, Miami Intl. Arpt., 5.75%, 10/01/2020, (Insd. by FGIC)	2,000,000	2,184,020

		28,303,028

COMMUNITY DEVELOPMENT DISTRICT 1.7%
Watson Road Cmnty., AZ Facs. Dist. Spl. Assmt. RB:
5.75%, 07/01/2022	4,000,000	4,043,160
6.00%, 07/01/2030	7,930,000	8,008,349
Frederick Cnty., MD Spl. Obl. RB, Urbana CDA, 6.625%, 07/01/2025	3,280,000	3,440,982

		15,492,491

CONTINUING CARE RETIREMENT COMMUNITY 2.2%
Bexar Cnty., TX Hlth. Facs. Dev. Corp. RB, Army Retirement Residence Proj., 6.125%, 07/01/2022	685,000	737,971
Goshen, IN RB, Greencroft Obl. Group, Ser. B, 5.75%, 08/15/2028	5,000,000	5,009,600
North Carolina Med. Care Commission Retirement Facs. RRB, First Mtge., United Methodist
Retirement Homes, Ser. C:
5.125%, 10/01/2019	1,300,000	1,328,106
5.25%, 10/01/2024	2,500,000	2,558,525
Vermont EDA RB, Wake Robin Corp. Proj., Ser. A, 6.30%, 03/01/2033 (Insd. by AMBAC)	3,500,000	3,736,425
Winchester, VA IDA Hosp. RRB, Winchester Med. Ctr., Inc., 5.50%, 01/01/2015, (Insd. by AMBAC)	5,500,000	6,126,340

		19,496,967

EDUCATION 4.6%
Athens, GA Hsg. Auth. Student Hsg. Lease RB, Univ. of Georgia East Campus, 5.25%, 12/01/2020,
(Insd. by AMBAC)	1,315,000	1,409,009
Dorchester Cnty., SC Sch. Dist. No. 2 Installment Purpose RB, 5.00%, 12/01/2030 #	2,500,000	2,594,700
Latrobe, PA IDA College RB, St. Vincent College Proj., 5.35%, 05/01/2015	1,165,000	1,222,912
New Jersey EDA RB, Sch. Facs. Construction, Ser. G, 5.00%, 09/01/2015, (Insd. by MBIA)	13,975,000	14,998,249
St. Joseph Cnty., IN Edl. Facs. RB, Univ. of Notre Dame du Lac Proj., 6.50%, 03/01/2026	1,640,000	2,136,576
University of California RB, Ser. A, 5.00%, 05/15/2024, (Insd. by MBIA)	9,530,000	10,105,231
University of New Mexico RB, 5.00%, 07/01/2021, (Insd. by FHA & FSA)	3,835,000	4,037,795
Virginia College Bldg. Auth. RB, Virginia Edl. Facs., Pub. Higher Ed. Fin. Program, Ser. A, 5.00%,
09/01/2015	3,350,000	3,660,746
Washington State Univ. RRB, Hsg. & Dining Sys., 5.00%, 10/01/2019, (Insd. by FSA)	1,000,000	1,051,600

		41,216,818

ELECTRIC REVENUE 3.0%
Monroe Cnty., MI Econ. Dev. Corp. RRB, Detroit Edison Co., Ser. AA, 6.95%, 09/01/2022, (Insd.
by FGIC)	10,000,000	13,225,200
Sikeston, MO Elec. RRB, 6.00%, 06/01/2015, (Insd. by MBIA)	500,000	584,425
South Carolina Pub. Svcs. Auth. RRB, Ser. B, 5.00%, 01/01/2022	12,000,000	12,876,840

		26,686,465

GENERAL OBLIGATION – LOCAL 14.6%
Adams Cnty., OH Valley Local Sch. Dist. GO, Adams & Highland Cnty., 7.00%, 12/01/2015, (Insd.
by MBIA)	2,000,000	2,409,380
Chicago, IL GO, Refunding, Ser. B, 5.00%, 01/01/2029, (Insd. by FSA)	6,000,000	6,329,460
District of Columbia Tax Increment GO, Gallery Place Proj., 5.50%, 07/01/2019, (Insd. by FSA)	1,665,000	1,810,388
El Paso Cnty., CO Sch. Dist. No. 11 GO:
6.50%, 12/01/2012	2,310,000	2,699,789
7.10%, 12/01/2013	2,000,000	2,444,840
King Cnty., WA Sch. Dist. No. 411 Issaquah GO, Refunding, 6.375%, 12/01/2008	7,500,000	7,879,425

EVERGREEN MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS continued

February 28, 2006 (unaudited)
		Principal Amount
			Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION – LOCAL continued
Larimer Cnty., CO Sch. Dist. No. 1 GO, 7.00%, 12/15/2016, (Insd. by MBIA)		$2,250,000	$2,816,708
Los Angeles, CA GO, Refunding, Ser. B:
5.00%, 09/01/2018, (Insd. by FSA)		6,630,000	7,188,312
5.00%, 09/01/2019, (Insd. by FSA)		7,450,000	8,058,888
Los Angeles, CA Unified Sch. Dist. GO, Ser. E, 5.00%, 07/01/2018, (Insd. by AMBAC)		11,695,000	12,664,983
Methuen, MA GO, 5.625%, 11/15/2015, (Insd. by FSA)		500,000	517,860
Napa Valley, CA Cmnty. College Dist. GO, Election of 2002, Ser. B, 5.00%, 08/01/2020, (Insd.
by MBIA)		4,130,000	4,451,521
New York, NY GO:
Ser. G:
5.00%, 12/01/2021		10,000,000	10,565,500
5.00%, 08/01/2024		5,000,000	5,271,900
5.00%, 08/01/2026		8,210,000	8,636,181
Ser. H, 5.00%, 08/01/2019, (Insd. by AMBAC)		10,000,000	10,709,000
Niagara Falls, NY GO, Pub. Impt. Proj., 7.50%, 03/01/2014, (Insd. by MBIA)		500,000	625,215
North Orange Cnty., CA Cmnty. College Dist. GO, 5.00%, 08/01/2017, (Insd. by MBIA)		13,000,000	14,139,840
Pasadena, CA Univ. Sch. Dist. GO, Refunding, 5.25%, 11/01/2016, (Insd. by FSA)		5,000,000	5,627,800
Riverside, CA Cmnty. College Dist. GO, Refunding, 5.00%, 08/01/2017, (Insd. by FSA)		2,070,000	2,251,498
San Diego, CA Unified Sch. Dist. GO, Election of 1998, Ser. G, 5.00%, 07/01/2018, (Insd. by FSA)		3,675,000	3,979,805
Williamson Cnty., TX GO, 5.00%, 02/15/2026, (Insd. by MBIA)		5,445,000	5,730,100
Worcester, MA GO, Muni. Purpose Loan, Ser. A, 5.25%, 08/01/2012, (Insd. by AMBAC)		300,000	305,403
Yosemite, CA Cmnty. College Dist. GO, Election of 2004, Ser. A, 5.00%, 08/01/2020, (Insd. by FGIC)		3,405,000	3,670,079

			130,783,875

GENERAL OBLIGATION – STATE 11.0%
California GO, 5.00%, 03/01/2026		10,000,000	10,547,800
Florida Board of Ed. GO, Refunding, Ser. B, 5.00%, 01/01/2016		10,000,000	10,910,100
Illinois GO, 5.70%, 07/01/2014, (Insd. by FGIC)		6,850,000	6,965,011
Maryland GO:
Capital Impt., Ser. A, 5.25%, 02/15/2014		19,480,000	21,574,295
State & Local Facs. Capital Impt. Loan, Ser. A, 5.50%, 08/01/2014		10,000,000	11,284,700
State & Local Facs. Loan, Ser. 2, 5.00%, 08/01/2014		6,000,000	6,514,800
Massachusetts GO, Ser. A, 5.00%, 03/01/2022		10,000,000	10,664,400
Minnesota GO, 5.00%, 10/01/2017		7,000,000	7,642,040
New Jersey GO, 5.50%, 08/01/2011, (Insd. by MBIA)		5,000,000	5,468,600
Texas GO, Veteran’s Hsg. Assistance Program, Ser. A, 5.65%, 12/01/2017		1,000,000	1,035,610
Washington GO:
Ser. A, 6.75%, 02/01/2015		1,000,000	1,167,960
Ser. B & AT-7, 6.40%, 06/01/2017		3,750,000	4,472,475

			98,247,791

HOSPITAL 15.3%
Colorado Hlth. Facs. Auth. RB, Portercare Adventist Hlth. Sys. Hosp., 6.50%, 11/15/2023		4,000,000	4,603,120
Highlands Cnty., FL Hlth. Facs. Auth. RB, Adventist Hlth. Sys. Hosp., Ser. I, 5.00%, 11/15/2029		5,000,000	5,171,150
Huntsville, AL Hlth. Care Auth. RB, Ser. A, 5.75%, 06/01/2016		5,730,000	6,260,770
Illinois Hlth. Facs. Auth. RB:
RITES-PA 848R-A, 8.35%, 02/15/2013, (Insd. by FSA) +		1,340,000	1,549,254
RITES-PA 848R-B, 8.35%, 02/15/2014, (Insd. by FSA) +		1,415,000	1,628,269
RITES-PA 848R-C, 8.35%, 02/15/2015, (Insd. by FSA) +		865,000	1,005,026
RITES-PA 848R-D, 8.35%, 02/15/2016, (Insd. by FSA) +		1,575,000	1,844,829
Kent, MI Hosp. Fin. Auth. RB, Metro. Hosp. Proj., Ser. A, 6.25%, 07/01/2040		5,000,000	5,475,600
Kerrville, TX Hlth. Facs. Dev. Corp. Hosp. RB, Sid Peterson Mem. Hosp. Proj., 5.45%, 08/15/2035		5,750,000	5,787,202
Lorain Cnty., OH Hosp. RRB, Catholic Hlth. Care, Ser. A, 5.75%, 10/01/2018		5,000,000	5,433,300
Louisiana	Pub. Facs. Auth. Hosp. RB, Franciscan Missionaries:
Ser. B, SAVRS, 3.35%, 07/01/2030		13,500,000	13,500,000
Ser. C, SAVRS, 3.45%, 07/01/2030		11,400,000	11,400,000

EVERGREEN MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS continued

February 28, 2006 (unaudited)
	Principal Amount
		Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Louisiana Pub. Facs. Auth. RRB, Pennington Med. Foundation Proj., 5.00%, 07/01/2026 #	$2,000,000	$2,063,460
Marshall Cnty., AL Hlth. Care Auth. RB, Ser. A:
5.75%, 01/01/2015, (Liq.: Merrill Lynch & Co., Inc.)	1,350,000	1,462,077
5.75%, 01/01/2032, (Liq.: Merrill Lynch & Co., Inc.)	1,050,000	1,109,388
6.25%, 01/01/2022, (Liq.: Merrill Lynch & Co., Inc.)	1,000,000	1,099,360
Maryland Hlth. & Higher Edl. Facs. Auth. RB, Doctors’ Cmnty. Hosp., Inc., 5.75%, 07/01/2013	3,680,000	3,684,894
Medical Univ. of South Carolina Hosp. Auth. RRB, Hosp. Facs., Ser. A:
5.25%, 08/15/2021, (Insd. by FHA & MBIA)	2,625,000	2,835,105
5.25%, 08/15/2022, (Insd. by FHA & MBIA)	6,030,000	6,499,255
5.25%, 02/15/2023, (Insd. by FHA & MBIA)	3,125,000	3,361,250
Montgomery Cnty., OH Hosp. RRB, Kettering Med. Ctr., 6.25%, 04/01/2020, (Insd. by MBIA)	2,500,000	3,053,400
New York Dorm. Auth. RB, Mental Hlth. Svcs. Facs. Impt., Ser. C, 5.00%, 08/15/2018, (Insd. by FGIC)	3,245,000	3,487,369
New York Med. Care Facs. Fin. Agcy. RB, Hlth. Ctr. Proj., Ser. A:
6.375%, 11/15/2019, (Insd. by AMBAC)	2,140,000	2,187,979
6.375%, 11/15/2019, (Insd. by State of New York Mtge. Agcy.)	1,435,000	1,467,029
Orange Cnty., FL Hlth. Facs. Auth. RB, Adventist Hlth. Sys. Hosp., 5.25%, 11/15/2018	2,000,000	2,134,700
Quincy, IL RB, Blessing Hosp. Proj., 6.00%, 11/15/2018	4,950,000	4,956,485
South Carolina Jobs EDA Hosp. Facs. RRB, Palmetto Hlth. Proj., Ser. C, 7.00%, 08/01/2030	825,000	962,420
St. Paul, MN Hsg. & Redev. Auth. Hosp. RB, HealthEast Hosp. Proj.:
6.00%, 11/15/2030	3,980,000	4,295,654
6.00%, 11/15/2035	9,000,000	9,736,200
Washington Cnty., PA Hosp. Auth. RB, Monongahela Valley Hosp. Proj., 6.25%, 06/01/2022	750,000	827,378
Wichita, KS Hosp. Facs. Impt. RRB, Ser. 11, 6.75%, 11/15/2019	5,000,000	5,489,300
Wisconsin Hlth. & Edl. Facs. Auth. RB, Fort Healthcare, Inc. Proj., 6.10%, 05/01/2034	3,815,000	4,117,911
Wisconsin Hlth. & Edl. Facs. Auth. RRB, Wheaton Franciscan Svcs., 6.25%, 08/15/2022	7,500,000	8,328,600

		136,817,734

HOUSING 4.7%
Alabama HFA SFHRB, Ser. D-1, 6.00%, 10/01/2016, (Insd. by GNMA)	540,000	551,491
Aurora, CO Hsg. Auth. MHRB, 6th Ave. Proj., Ser. A, 5.70%, 12/01/2018, (LOC: U.S. Bancorp)	2,800,000	2,943,724
Chicago Heights, IL Residential Mtge. RB, 0.00%, 06/01/2009 ¤	150,000	118,674
Chicago, IL SFHRB, Ser. B, 6.95%, 09/01/2028, (Insd. by GNMA, FHLMC & FNMA)	90,000	90,595
Clarence, NY HFA RB, Bristol Vlg. Proj., 6.00%, 01/20/2044, (Insd. by GNMA)	2,685,000	2,991,358
Colorado HFA SFHRB, Sr. Ser. D-2, 6.90%, 04/01/2029	715,000	733,962
Delaware Hsg. Auth. SFHRB, Ser. A, 6.70%, 01/01/2033	2,310,000	2,358,025
General Motors Acceptance Corp. Muni. Mtge. Trust:
Ser. A-2, 4.80%, 10/31/2040 144A	3,500,000	3,543,435
Ser. C-1, 5.70%, 10/31/2040 144A	3,000,000	3,042,930
Georgia HFA SFHRB, Sub-Ser. D-4, 5.65%, 06/01/2021	740,000	758,877
Idaho HFA SFHRB, Sr. Ser. D, 6.30%, 07/01/2025	1,155,000	1,210,659
Indiana HFA SFHRB, Ser. A-2, 5.15%, 07/01/2017, (Insd. by FNMA & GNMA)	1,540,000	1,585,877
Maine HFA Mtge. Purchase RB, Ser. D-2, 5.80%, 11/15/2016	1,770,000	1,809,736
Massachusetts Hsg. Fin. Agcy. SFHRB, Ser. 52, 6.00%, 06/01/2014, (Insd. by MBIA)	85,000	85,375
Minnesota Hsg. Fin. Agcy. SFHRB, 6.00%, 07/01/2022	3,200,000	3,261,344
Mississippi Home Corp. SFHRB, Ser. B, 6.20%, 06/01/2030, (Insd. by FNMA & GNMA)	880,000	905,740
Missouri Hsg. Dev. Commission Mtge. SFHRB:
Ser. A-2, 6.30%, 03/01/2030, (Insd. by GNMA)	25,000	25,400
Ser. B:
6.25%, 09/01/2015, (Insd. by FNMA & GNMA)	75,000	75,743
6.45%, 09/01/2027, (Insd. by FNMA & GNMA)	355,000	358,866
New Hampshire HFA MHRB, Ser. I, 5.50%, 07/01/2017, (Liq.: Merrill Lynch & Co., Inc.)	5,940,000	6,209,320
South Carolina Hsg. Fin. & Dev. Auth. RB, 6.35%, 07/01/2019	1,385,000	1,458,086
Suffolk, VA Redev. & Hsg. Auth. MHRB, Hope Vlg. Apts. Proj., 5.10%, 02/01/2014, (Insd. by FNMA)	1,075,000	1,122,074
Tennessee HDA RB, Homeownership Program:
4.70%, 07/01/2015, (Liq.: UBS Painewebber, Inc.)	1,545,000	1,552,030
5.00%, 07/01/2034	4,495,000	4,559,234

EVERGREEN MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS continued

February 28, 2006 (unaudited)
	Principal Amount
		Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Utah HFA SFHRB, Ser. C-2, 5.75%, 07/01/2021, (Insd. by FHA)	$105,000	$110,068
Wyoming CDA Hsg. RB, Ser. 3, 4.80%, 06/01/2016	645,000	646,142

		42,108,765

INDUSTRIAL DEVELOPMENT REVENUE 8.5%
Alliance Arpt. Auth., Inc. Texas Spl. Facs. RB, FedEx Proj., 6.375%, 04/01/2021	19,875,000	20,364,322
Cass Cnty., TX IDA RB, Intl. Paper Co. Proj., Ser. A, 6.25%, 04/01/2021	3,965,000	4,105,916
Chelan Cnty., WA Dev. Corp. PCRRB, Alcoa, Inc. Proj., 5.85%, 12/01/2031	7,500,000	7,626,900
Dickinson Cnty., MI Econ. Dev. Corp. RRB, Intl. Paper Co. Proj., Ser. A, 5.75%, 06/01/2016	4,050,000	4,327,709
Eastern Connecticut Resource Recovery Auth. Solid Waste RB, Wheelabrator Lisbon, Inc. Proj., Ser. A:
5.50%, 01/01/2014	7,000,000	7,048,300
5.50%, 01/01/2015	5,000,000	5,066,250
Indiana Dev. Fin. Auth. RB, Waste Mgmt., Inc. Proj., 4.70%, 10/01/2031	3,000,000	3,009,090
Indianapolis, IN Arpt. Auth. Spl. Facs. RRB, FedEx Proj., 5.10%, 01/15/2017, (Gtd. by FedEx)	10,000,000	10,502,400
Monroe Cnty., GA PCRB, Oglethorpe Power Corp., Ser. A, 6.75%, 01/01/2010	1,000,000	1,104,830
Selma, AL Indl. Dev. Board Env. Impt. RB, Intl. Paper Co. Proj., Ser. B, 6.70%, 03/01/2024	2,000,000	2,140,400
Sweetwater Cnty., WY Solid Waste Disposal RRB, FMC Corp. Proj., 5.60%, 12/01/2035	10,000,000	10,313,800

		75,609,917

LEASE 0.9%
Charlotte, NC COP, Refunding, Convention Facs. Proj.:
5.00%, 12/01/2021	2,485,000	2,632,460
5.00%, 12/01/2022	2,610,000	2,760,597
Newberry Cnty., SC Sch. Dist. RB, Investing in Children’s Ed. Proj., 5.25%, 12/01/2025	2,000,000	2,093,280
Pima Cnty., AZ IDA RRB, Lease Obl., Ser. A, 7.25%, 07/15/2010	645,000	652,456

		8,138,793

MISCELLANEOUS REVENUE 3.3%
MuniMae Tax-Exempt Bond Subsidiary, LLC RB, Ser. B-3, 5.30%, 11/04/2049 144A	2,000,000	2,063,980
New York Thruway Auth. Hwy. & Bridge Trust Fund RB, Ser. B-2, 5.00%, 04/01/2016	10,000,000	10,892,100
New York Urban Dev. Corp. RB, Sub Lien, 5.50%, 07/01/2016	10,000,000	10,257,800
Puerto Rico Muni. Fin. Agcy. RB, Ser. A, 5.00%, 08/01/2021, (Insd. by FSA)	6,185,000	6,676,584

		29,890,464

PORT AUTHORITY 0.2%
Port Auth. of New York & New Jersey RB, Ser. 119, 5.875%, 09/15/2015, (Insd. by FGIC)	1,500,000	1,534,245

PRE-REFUNDED 6.1%
Jacksonville, FL Trans. Auth. GO, 9.20%, 01/01/2015	3,580,000	4,717,867
Jefferson Cnty., AL Sewer RB, Capital Impt., Ser. D, 5.00%, 02/01/2042, (Insd. by FGIC)	10,000,000	10,776,800
Medical Univ. of South Carolina Hosp. Auth. RRB, Hosp. Facs., Ser. A:
6.25%, 08/15/2014	2,765,000	3,176,432
6.25%, 08/15/2022	5,000,000	5,744,000
6.375%, 08/15/2027	3,000,000	3,467,820
6.50%, 08/15/2032	5,000,000	5,815,400
Metropolitan Trans. Auth. RB, New York Svcs. Contract, Ser. 7, 5.625%, 07/01/2016	11,600,000	11,686,420
South Carolina Jobs EDA Hosp. Facs. RRB, Palmetto Hlth., Ser. C, 7.00%, 08/01/2030	6,675,000	7,986,638
Stillwater, OK Med. Ctr. Auth. RB, Ser. B, 6.35%, 05/15/2012	930,000	976,407

		54,347,784

PUBLIC FACILITIES 0.3%
Fulton Cnty., GA Facs. Corp. COP, Pub. Purpose Proj., 6.00%, 11/01/2014, (Insd. by AMBAC)	2,000,000	2,217,740

RECREATION 0.3%
Columbia, SC COP, Tourism Dev. Fee, 5.25%, 06/01/2020	2,560,000	2,748,032

RESOURCE RECOVERY 1.0%
Amelia Cnty., VA IDA Solid Waste Disposal RRB, Waste Mgmt., Inc. Proj., 4.05%, 04/01/2027,
(Gtd. by Waste Mgmt., Inc.)	4,000,000	3,987,200
McLean Cnty., ND Solid Waste Disposal RB, Natural Rural Util. Co., SAVRS, 3.37%, 12/01/2019	4,700,000	4,700,000

		8,687,200

EVERGREEN MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS continued

February 28, 2006 (unaudited)
	Principal Amount
		Value

MUNICIPAL OBLIGATIONS continued
SALES TAX 2.5%
Jefferson Cnty., AL Ltd. Obl. Sch. RB, Ser. A, 5.25%, 01/01/2020	$6,000,000	$6,416,880
Town Ctr. Impt. Dist., Texas Sales & Hotel Occupancy Tax RB:
5.50%, 03/01/2014, (Insd. by FGIC)	5,000	5,418
5.50%, 03/01/2016, (Insd. by FGIC)	5,000	5,423
5.625%, 03/01/2017, (Insd. by FGIC)	5,000	5,410
RITES-PA 884A, 8.35%, 03/01/2014, (Insd. by FGIC) +	910,000	1,062,152
RITES-PA 884B, 8.35%, 03/01/2015, (Insd. by FGIC) +	865,000	1,009,628
RITES-PA 884C, 8.35%, 03/01/2016, (Insd. by FGIC) +	1,015,000	1,186,637
RITES-PA 884D, 8.60%, 03/01/2017, (Insd. by FGIC) +	1,075,000	1,251,386
RITES-PA 884E, 8.60%, 03/01/2018, (Insd. by FGIC) +	1,140,000	1,327,051
Wyandotte Cnty. & Kansas City, KS United Govt. Spl. Obl. RRB, Sales Tax, Second Lien, Area B,
5.00%, 12/01/2020	10,000,000	10,342,800

		22,612,785

SOLID WASTE 0.5%
Harrison Cnty., WV Solid Waste Disposal RB, 6.75%, 08/01/2024	2,000,000	2,025,720
Spokane, WA Regl. Solid Waste RRB, 6.50%, 01/01/2011	2,000,000	2,232,880

		4,258,600

SPECIAL TAX 1.2%
District of Columbia HFA SFHRB, Ser. B, 5.85%, 12/01/2018, (Insd. by FNMA & GNMA)	660,000	661,861
Missouri Env. Impt. & Energy Resource Auth. PCRB, Revolving Fund, Ser. B, 7.20%, 07/01/2016	250,000	253,408
New York, NY TFA RRB, Sub-Ser. A-2, 5.00%, 11/01/2018, (Insd. by FGIC)	9,000,000	9,723,150

		10,638,419

STUDENT LOAN 0.5%
Massachusetts Ed. Fin. Auth. Loan RB, Ser. E, 5.30%, 01/01/2016, (Insd. by AMBAC)	1,445,000	1,471,877
Missouri Higher Ed. Student Loan RB, Sub. Ser. F, 6.75%, 02/15/2009	1,000,000	1,009,770
NEBHELP, Inc., Nebraska RB, Jr. Sub. Ser. A-6, 6.40%, 06/01/2013, (Insd. by MBIA)	785,000	799,044
Texas GO, College Student Loan, 5.25%, 08/01/2013	1,225,000	1,317,193

		4,597,884

TOBACCO REVENUE 1.8%
Golden State Tobacco Securitization Corp. of California RB, Ser. A, 5.00%, 06/01/2045	10,000,000	10,366,800
Tobacco Settlement Fin. Corp. of Louisiana RB, Ser. 2001, 6.36%, 05/15/2025	5,217,044	5,237,390

		15,604,190

TRANSPORTATION 4.4%
Florida Port Fin. Commission RB, Trans. Intermodal Program, 5.75%, 10/01/2014, (Insd. by FGIC)	4,185,000	4,469,705
Jacksonville, FL Econ. Dev. Commission IDRB, Metro. Parking Solutions Proj.:
5.75%, 10/01/2024, (Insd. by ACA)	5,000,000	5,445,700
5.875%, 06/01/2025, (Insd. by ACA)	5,000,000	5,520,600
Massachusetts Bay Trans. Auth. Gen. Trans. Sys. RRB, Ser. B, 6.20%, 03/01/2016	2,125,000	2,458,795
Metropolitan Atlanta, GA Rapid Transit Auth. Sales Tax RRB, Ser. P, 6.25%, 07/01/2011, (Insd.
by AMBAC)	5,155,000	5,725,710
New York Thruway Auth. Hwy. & Bridge Trust Fund RB, Ser. B-2, 5.00%, 04/01/2018, (Insd.
by AMBAC)	3,330,000	3,606,790
Orlando & Orange Cnty., FL Expressway Auth. RB, Jr. Lien, 8.25%, 07/01/2015, (Insd. by FGIC)	2,960,000	3,950,682
Port Seattle, WA RB, Ser. B, 5.75%, 02/01/2018, (Insd. by MBIA)	8,000,000	8,535,600

		39,713,582

WATER & SEWER 4.9%
Alaska Energy Auth. Util. RB, 6.60%, 07/01/2015, (Insd. by FSA)	15,000,000	18,107,250
Brownsville, TX Util. Sys. RRB, 6.25%, 09/01/2014, (Insd. by MBIA)	3,750,000	4,229,663
Connecticut Dev. Auth. Water Facs. RB, 6.15%, 04/01/2035, (Insd. by AMBAC)	1,000,000	1,046,720
Harrison Cnty., MS Wastewater Treatment Mgmt. Dist. RRB, Wastewater Treatment Facs., Ser. A,
8.50%, 02/01/2013, (Insd. by FGIC)	1,000,000	1,266,130
Massachusetts Water Pollution Abatement Trust RB, Pool Program, Ser. 9, 5.25%, 08/01/2028	9,000,000	9,668,430

EVERGREEN MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS continued

February 28, 2006 (unaudited)
	Principal Amount
		Value

MUNICIPAL OBLIGATIONS continued
WATER & SEWER continued
New York Env. Facs. Corp. PCRB:
5.875%, 06/15/2014	$445,000	$471,300
Ser. E, 6.875%, 06/15/2010	545,000	546,711
New York, NY Muni. Fin. Auth. Water & Sewer Sys. RB, Ser. B, 5.00%, 06/15/2036	5,000,000	5,271,400
Turlock, CA Irrigation Dist. RRB, Ser. A, 6.25%, 01/01/2012, (Insd. by MBIA)	3,005,000	3,309,977

		43,917,581

Total Municipal Obligations (cost $836,521,471)		863,671,150

	Shares	Value

SHORT-TERM INVESTMENTS 1.3%
MUTUAL FUND SHARES 1.3%
Evergreen Institutional Municipal Money Market Fund ø ## (cost $11,762,277)	11,762,277	11,762,277

Total Investments (cost $848,283,748) 98.0%		875,433,427
Other Assets and Liabilities 2.0%		17,914,475

Net Assets 100.0%		$893,347,902

+	Inverse floating rate security
#	When-issued or delayed delivery security
¤	Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from amortization of discount at acquisition.
144	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
		ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.

Summary of Abbreviations
ACA	American Credit Association
AMBAC	American Municipal Bond Assurance Corp.
CDA	Community Development Authority
COP	Certificates of Participation
EDA	Economic Development Authority
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
HDA	Housing Development Authority
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
PCRB	Pollution Control Revenue Bond
PCRRB	Pollution Control Refunding Revenue Bond
RB	Revenue Bond
RITES	Residual Interest Tax-Exempt Security
RRB	Refunding Revenue Bond
SAVRS	Select Auction Variable Rate Securities
SFHRB	Single Family Housing Revenue Bond
TFA	Transitional Finance Authority

EVERGREEN MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS continued

February 28, 2006 (unaudited)

The following table shows the percent of total investments by geographic location as of February 28, 2006:

New York	11.4%	Wisconsin	1.4%
California	11.0%	Georgia	1.3%
South Carolina	7.0%	Wyoming	1.3%
Texas	6.8%	Ohio	1.2%
Maryland	5.3%	North Carolina	1.1%
Florida	5.1%	District of Columbia	0.9%
Washington	3.8%	Puerto Rico	0.8%
Louisiana	3.7%	New Hampshire	0.7%
Alabama	3.4%	New Mexico	0.5%
Massachusetts	2.9%	North Dakota	0.5%
Illinois	2.8%	Pennsylvania	0.5%
Minnesota	2.8%	Vermont	0.4%
Michigan	2.6%	Delaware	0.3%
Indiana	2.5%	Mississippi	0.3%
New Jersey	2.3%	Missouri	0.3%
Alaska	2.1%	Maine	0.2%
Colorado	1.9%	West Virginia	0.2%
Kansas	1.8%	Idaho	0.1%
Virginia	1.7%	Nebraska	0.1%
Tennessee	1.6%	Oklahoma	0.1%
Arizona	1.5%	Non-state specific	2.3%
Connecticut	1.5%
			100.0%

On February 28, 2006, the aggregate cost of securities for federal income tax purposes was $848,286,955. The gross unrealized appreciation and depreciation on securities based on tax cost was $28,472,336 and $1,325,864, respectively, with a net unrealized appreciation of $27,146,472.

EVERGREEN SHORT-INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS

February 28, 2006 (unaudited)
	Principal Amount
		Value

MUNICIPAL OBLIGATIONS 97.8%
AIRPORT 5.0%
Chicago, IL O’Hare Intl. Arpt. RRB, Third Lien, Ser. B, 5.25%, 01/01/2014, (Insd. by FGIC)	$2,000,000	$2,185,040
Clark Cnty., NV Passenger Facs. RB, Las Vegas-McCarran Arpt., 5.25%, 07/01/2009, (Insd. by MBIA)	5,070,000	5,301,648
Dayton, OH, James M. Cox Dayton Intl. Arpt. RRB, Ser. B, 5.00%, 12/01/2012	2,025,000	2,156,726
Denver, CO City & Cnty. Arpt. RRB, Ser. D, 5.00%, 11/15/2010, (Insd. by FSA)	1,000,000	1,049,220
Hawaii Arpt. Sys. RRB, Ser. B, 6.25%, 07/01/2006, (Insd. by FGIC)	3,000,000	3,027,300
Hillsborough Cnty., FL Aviation Auth. RB, Tampa Intl. Arpt., 5.25%, 10/01/2010, (Insd. by MBIA)	4,000,000	4,251,640
Memphis-Shelby Cnty., TN Arpt. Auth. Spl. Facs. RB, Federal Express Corp., 5.00%, 09/01/2009	3,000,000	3,112,200
San Antonio, TX Arpt. Sys. RB:
5.50%, 07/01/2009, (Insd. by FGIC)	1,280,000	1,348,442
5.50%, 07/01/2010, (Insd. by FGIC)	1,410,000	1,504,456

		23,936,672

COMMUNITY DEVELOPMENT DISTRICT 1.7%
Frederick Cnty., MD Spl. Obl. RB, Urbana CDA, 6.25%, 07/01/2010	1,541,000	1,609,189
Henderson, NV Local Impt. Dist. RB, 4.50%, 03/01/2010	1,595,000	1,596,499
Watson Road Cmnty., Arizona Facs. Dist. Spl. Assmt. RB:
5.10%, 07/01/2012	1,230,000	1,231,230
5.20%, 07/01/2013	1,300,000	1,303,835
5.30%, 07/01/2014	1,470,000	1,474,219
5.40%, 07/01/2015	1,050,000	1,056,195

		8,271,167

CONTINUING CARE RETIREMENT COMMUNITY 1.7%
New Jersey EDA RB, First Mtge. Franciscan Oaks Proj.:
5.40%, 10/01/2006	1,135,000	1,141,742
5.50%, 10/01/2007	1,075,000	1,091,039
New Jersey EDA RRB, First Mtge. Keswick Pines, 5.45%, 01/01/2007	925,000	934,564
South Carolina EDA RB, Conco Med. Products Proj., FRN, 3.48%, 09/01/2010	4,900,000	4,900,000

		8,067,345

EDUCATION 3.7%
District of Columbia RB, Friendship Pub. Charter Sch., Inc., 5.00%, 06/01/2008, (Insd. by ACA)	1,000,000	1,025,520
New Jersey EDA RB, Sch. Facs. Construction Proj., Ser. O, 5.25%, 03/01/2015	4,000,000	4,375,080
New York Dorm. Auth. RB:
Ser. B, 5.25%, 11/15/2023, (Insd. by MBIA)	5,000,000	5,369,000
Ser. C, 7.375%, 05/15/2010, (Insd. by MBIA)	5,510,000	5,940,276
Newberry Cnty., SC RB, Investing in Children’s Ed. Sch. Dist. Proj., 5.25%, 12/01/2014	1,000,000	1,068,810

		17,778,686

ELECTRIC REVENUE 1.9%
Nebraska Pub. Power Dist. RB, Ser. A, 5.25%, 01/01/2011, (Insd. by MBIA)	910,000	948,147
Sikeston, MO Elec. RB, 6.20%, 06/01/2010, (Insd. by MBIA)	6,370,000	6,877,307
Washington Pub. Power Supply Sys. RB, Nuclear Proj. No. 1, Ser. B, 7.25%, 07/01/2009	250,000	265,488
Washington Pub. Power Supply Sys. RRB, Nuclear Proj. No. 2, Ser. A, 5.10%, 07/01/2010, (Insd.
by FSA)	1,000,000	1,039,300

		9,130,242

GENERAL OBLIGATION – LOCAL 13.5%
Columbus, OH GO, Ser. A, 5.00%, 06/15/2017	7,890,000	8,596,234
Countrydale Metro. Dist. Colorado GO, 3.50%, 12/01/2032, (LOC: Compass Bancshares, Inc.)	3,995,000	3,965,397
Douglas Cnty., GA Sch. Dist. GO, 5.00%, 04/01/2016, (Insd. by FSA)	3,690,000	4,010,735
Gardner, KS GO, Ser. E, 3.00%, 10/01/2006	14,560,000	14,531,608
Glendale, AZ Sch. Dist. No. 205 GO, Sch. Impt. Proj., 4.25%, 07/01/2014	2,000,000	2,066,640
Hopewell, VA GO, Pub. Impt., Ser. A, 5.00%, 07/15/2009	1,700,000	1,726,146
King Cnty., WA Sch. Dist. No. 411 Issaquah GO, Refunding, 6.375%, 12/01/2008	3,880,000	4,076,289
Lakewood, OH GO, Ser. A, 6.60%, 12/01/2008	1,525,000	1,611,757
New York, NY GO:
Ser. C, 5.50%, 08/01/2014	4,500,000	4,915,440
Ser. M, 5.00%, 04/01/2016	4,000,000	4,328,520

1

EVERGREEN SHORT-INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS continued

February 28, 2006 (unaudited)
	Principal Amount
		Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION – LOCAL continued
Scottsdale, AZ GO, Refunding, 4.50%, 07/01/2010	$1,000,000	$1,042,370
Shelby Cnty., TN GO, Refunding, Ser. A, 5.00%, 03/01/2014	5,000,000	5,137,350
Wake Cnty., NC GO, Ser. B, 4.75%, 02/01/2015	5,790,000	6,125,068
Will Cnty., IL Cmnty. Unit Sch. Dist. No. 365 GO, Ser. Z-10, FRN, 3.25%, 04/15/2020	2,045,000	2,045,000

		64,178,554

GENERAL OBLIGATION – STATE 6.2%
California GO, 5.00%, 05/01/2016	7,365,000	7,927,318
Connecticut GO, Ser. C, 5.875%, 11/01/2014	2,000,000	2,181,920
Illinois GO, 5.75%, 06/01/2011, (Insd. by MBIA)	2,250,000	2,446,020
Missouri Hsg. Dev. GO, Home Ownership Loan Program, Ser. B, 5.80%, 09/01/2035, (Insd. by
FNMA & GNMA)	3,000,000	3,227,340
New York GO, Urban Dev. Corp., Ser. A, 5.00%, 01/01/2027	1,500,000	1,555,755
Washington GO, Ser. R, 5.00%, 01/01/2014, (Insd. by MBIA)	6,500,000	6,922,370
Wisconsin GO, Ser. A, 5.50%, 05/01/2009	5,000,000	5,297,300

		29,558,023

HOSPITAL 16.4%
Allegheny Cnty., PA Hosp. Dev. Auth. RB, Univ. of Pittsburgh Med. Ctr., Ser. B, 5.00%, 06/15/2010	6,850,000	7,113,725
Birmingham, AL Baptist Med. Ctr., Spl. Care Facs. Fin. Auth. RB, Baptist Hlth. Sys. Inc., Ser. A,
5.00%, 11/15/2014	4,330,000	4,473,626
California Hlth. Facs. Fin. Auth. RB, Catholic Hlth. Care West, Ser. H, 4.45%, 07/01/2026	2,985,000	3,051,774
California Statewide CDA RB, Kaiser Permanente, Ser. D, 4.35%, 11/01/2036	3,000,000	3,019,410
Cape Girardeau Cnty., MO IDRB, St. Francis Med. Ctr., Ser. A:
5.00%, 06/01/2008	1,000,000	1,027,050
5.00%, 06/01/2009	1,035,000	1,072,767
Colorado Hlth. Facs. Auth. RB:
Catholic Hlth. Initiatives, Ser. A, 5.00%, 03/01/2010	1,125,000	1,176,323
Parkview Med. Ctr. Proj.:
5.50%, 09/01/2007	750,000	769,185
5.75%, 09/01/2008	500,000	522,265
Escambia Cnty., FL Hlth. Facs. RB, Ser. A, 5.00%, 11/15/2010	1,500,000	1,579,575
Gregg Cnty., TX Hlth. Facs. Dev. Corp. RB, Good Shepherd Med. Ctr. Proj., Ser. A, 5.75%,
10/01/2008	2,710,000	2,797,370
Highlands Cnty., FL Hlth. Facs. Auth. RB, Adventist Hlth. Sys. Hosp.:
3.95%, 11/15/2032	10,000,000	9,922,400
Ser. I, 5.00%, 11/15/2029	4,000,000	4,136,920
Highlands Cnty., FL Hlth. Facs. Auth. RRB, Adventist Hlth. Sys. Sunbelt Proj., Ser. B:
5.00%, 11/15/2012	1,000,000	1,059,160
5.00%, 11/15/2013	1,260,000	1,335,386
5.00%, 11/15/2014	1,170,000	1,242,552
Huntsville, AL Hlth. Care Auth. RB, Ser. A:
4.60%, 06/01/2008	1,040,000	1,059,209
4.75%, 06/01/2009	1,085,000	1,116,346
Illinois Hlth. Facs. Auth. RB, Passavant Mem. Area Hosp., 5.50%, 10/01/2009	450,000	473,742
Indiana Hlth. Facs. Fin. Auth. RB, Ascension Hlth., Ser. F, 5.50%, 11/15/2010	1,000,000	1,072,230
Kent Hosp. Fin. Auth. Michigan RB, Spectrum Hlth., Ser. B, 5.00%, 07/15/2011	3,690,000	3,899,444
Klamath Falls, OR Intercommunity Hosp. Auth. RB, Merle West Med. Ctr. Proj., 5.00%, 09/01/2008	200,000	203,104
Lorain Cnty., OH Hosp. RB, Catholic Hlth. Care Partners, 5.00%, 10/01/2009	1,850,000	1,927,608
Louisiana Pub. Facs. Auth. Hosp. RB, Franciscan Missionaries, Ser. C, SAVRS, 3.45%, 07/01/2030	5,000,000	5,000,000
Monroe Cnty., PA Hosp. Auth. RB, Pocono Med. Ctr. Proj., 5.50%, 01/01/2009, (Insd. by Radian
Group, Inc.)	930,000	955,742
North Carolina Med. Care Commission Hosp. RB, Gaston Hlth. Care:
5.25%, 02/15/2009	2,215,000	2,300,034
5.25%, 02/15/2010	1,900,000	1,970,186
Royal Oak, MI Hosp. Fin. Auth. RB, William Beaumont Hosp., 6.25%, 01/01/2010	3,970,000	4,318,804
Tyler, TX Hlth. Facs. Dev. Corp. RB, Mother Frances Hosp., 5.00%, 07/01/2009	3,630,000	3,743,437

2

EVERGREEN SHORT-INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS continued

February 28, 2006 (unaudited)
	Principal Amount
		Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
West Orange, FL Hlth. Care Dist. RB, Ser. A, 5.50%, 02/01/2008	$580,000	$598,357
West Shore, PA Area Hosp. Auth. RB, Holy Spirit Hosp. Proj.:
4.90%, 01/01/2008	825,000	836,987
5.00%, 01/01/2009	965,000	987,504
Wisconsin Hlth. & Edl. Facs. Auth. RB, Wheaton Franciscan Svcs.:
5.00%, 08/15/2007	1,000,000	1,020,540
5.00%, 08/15/2008	1,430,000	1,474,187
5.75%, 08/15/2011	1,000,000	1,091,000

		78,347,949

HOUSING 8.5%
District of Columbia Fin. Agcy. Mtge. SFHRB, Ser. B, 5.625%, 06/01/2035	3,000,000	3,185,310
Escambia Cnty., FL SFHRB, Multi-Cnty. Program, Ser. A, 5.00%, 10/01/2012, (Insd. by FNMA
& GNMA)	1,105,000	1,138,824
Hawaii SFHRB, Hsg. & Cmnty. Dev. Corp., Ser. A, 5.00%, 07/01/2036, (Insd. by FNMA)	3,330,000	3,433,729
Indiana Mtge. Fin. Agcy. SFHRB, Ser. B-2, 4.00%, 01/01/2034, (Insd. by FNMA & GNMA)	5,405,000	5,349,383
Maine Hsg. Auth. RB, Ser. A-2, 4.55%, 11/15/2026	1,435,000	1,437,210
Massachusetts HFA RRB, Ser. B-1, 3.90%, 06/01/2010	1,230,000	1,229,028
Nevada Hsg. Division SFHRB:
Ser. A-2, 5.75%, 04/01/2032	480,000	480,610
Ser. C-2, 5.40%, 04/01/2031	570,000	570,542
New Mexico Mtge. Fin. Auth. RB, 6.25%, 07/01/2029, (Insd. by FNMA)	2,725,000	2,846,617
North Dakota HFA RB, Ser. A, 5.70%, 07/01/2030	1,010,000	1,018,141
Oklahoma HFA SFHRB:
Ser. B-1, 6.80%, 09/01/2016, (Insd. by FNMA & GNMA)	180,000	181,499
Ser. B-2, 6.80%, 09/01/2026, (Insd. by FNMA & GNMA)	540,000	543,456
Oregon Hsg. & Cmnty. Svcs. Dept. SFHRB:
Ser. H, 5.125%, 01/01/2029	125,000	129,234
Ser. J, 4.70%, 07/01/2030	1,805,000	1,809,928
Pinellas Cnty., FL HFA RB, Multi-Cnty. Program, Ser. B, 6.20%, 09/01/2034, (Insd. by FNMA
& GNMA)	2,095,000	2,177,983
Pittsburgh, PA Urban Redev. Auth. MHRB, Lou Mason, Jr. Replacement Proj., 5.00%, 12/01/2010	2,600,000	2,628,262
Sedgwick Cnty., KS SFHRB, Mtge. Backed Securities Program, Ser. B-3, 5.60%, 06/01/2028, (Insd.
by FNMA & GNMA)	2,220,000	2,290,085
South Dakota HDA RB, Homeownership Mtge. Program, Ser. F, 5.25%, 05/01/2028	5,690,000	5,857,627
Wisconsin Hsg. & EDA RB, Homeownership Mtge. Program, Ser. B, 5.75%, 03/01/2022, (Insd.
by MGIC)	1,255,000	1,273,122
York Cnty., SC PCRB, SAVRS, Ser. B1, 3.28%, 09/15/2024	2,700,000	2,700,000

		40,280,590

INDUSTRIAL DEVELOPMENT REVENUE 11.3%
Burke Cnty., GA Dev. Auth. PCRB, Georgia Power Plant Vogtle Proj.:
4.45%, 01/01/2032	4,325,000	4,386,631
FRN, 3.25%, 10/01/2032	1,000,000	1,000,000
Chatom, AL Indl. Env. Board PCRRB, SAVRS, 3.28%, 12/01/2024	1,500,000	1,500,000
Erie Cnty., PA IDA Env. Impt. RRB, Intl. Paper Co. Proj., Ser. A, 4.90%, 11/01/2009, (Gtd. by Intl.
Paper Co.)	1,000,000	1,022,180
Forsyth, MT PCRB, Avista Corp., Ser. A, 5.00%, 10/01/2032, (Insd. by AMBAC)	2,400,000	2,478,000
Gulf Coast Waste Disposal Auth. RB:
Texas Republic Waste Svcs. Proj., FRN, 3.46%, 12/01/2034	10,500,000	10,500,000
Texas Waste Mgmt., Ser. A, 3.625%, 05/01/2028	3,000,000	2,996,760
Hodgkins, IL Env. Impt. RB, Metro Biosolids Mgmt., LLC. Proj.:
5.50%, 11/01/2007	1,500,000	1,515,795
5.75%, 11/01/2009	1,945,000	1,990,221
Indiana Dev. Fin. Auth. RB, Waste Mgmt., Inc. Proj., 4.70%, 10/01/2031	1,250,000	1,253,788
Jefferson Parish, LA IDRB, Sara Lee Corp. Proj., FRN, 4.05%, 06/01/2024	2,400,000	2,400,000
Louisa, VA IDRB, Virginia Elec. & Power Co., 5.25%, 12/01/2008	1,000,000	1,020,330

3

EVERGREEN SHORT-INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS continued

February 28, 2006 (unaudited)
	Principal Amount
		Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
McLean Cnty., ND Solid Waste Disposal RB, Natl. Rural Util. Corp., ARS, 3.35%, 12/01/2019	$5,500,000	$5,500,000
Mississippi Business Fin. Corp. PCRRB, Mississippi Power Co. Proj., SAVRS, 3.23%, 09/01/2028	9,602,000	9,602,000
Mobile, AL Indl. Dev. Board PCRRB, Intl. Paper Co. Proj., Ser. A, 4.65%, 12/01/2011	2,000,000	2,021,000
Polk Cnty., FL IDA RB, Cargill Fertilizer, Inc. Proj., 5.50%, 11/01/2009	2,000,000	2,095,200
Underwood, ND PCRB, Coop. Power Assn. Proj., SAVRS, Ser. A, 3.28%, 08/01/2008	2,500,000	2,500,000

		53,781,905

LEASE 2.2%
Louisiana Correctional Fac. Lease RRB, 5.00%, 12/15/2007, (Insd. by Radian Group, Inc.)	5,085,000	5,161,631
Michigan Bldg. Auth. RB, Refinancing Facs. Program, Ser. I, 5.125%, 10/15/2020	5,000,000	5,319,700

		10,481,331

MISCELLANEOUS REVENUE 2.4%
Lower Colorado River Auth. Texas RB, Ser. B, 6.00%, 05/15/2010	5,000,000	5,403,800
Puerto Rico Muni. Fin. Agcy. RB, Ser. A, 4.50%, 08/01/2010, (Insd. by FSA)	3,500,000	3,649,100
United Nations Dev. Corp. of New York RB, Sr. Lien, Ser. A, 5.25%, 07/01/2013	2,250,000	2,313,855

		11,366,755

PRE-REFUNDED 3.3%
Broward Cnty., FL Expressway Auth., 9.875%, 07/01/2009	1,100,000	1,229,613
California Hlth. Facs. Fin. Auth. RB, Catholic West Hlth. Care, Ser. H, 4.45%, 07/01/2026	265,000	275,428
California Pollution Ctl. Fin. Auth. RB, North Cnty. Recycling Ctr., Ser. A, 6.75%, 07/01/2011	500,000	534,790
Medical Univ. of South Carolina Hosp. Facs. RB, Ser. A, 6.00%, 08/15/2012	1,950,000	2,213,503
Michigan COP, New Ctr. Dev., Inc. Proj., 5.25%, 09/01/2009, (Insd. by MBIA)	1,500,000	1,583,055
New York Dorm. Auth. RB, City Univ. Sys. Cons. Proj., Ser. D, 7.00%, 07/01/2009	4,360,000	4,620,466
Puerto Rico Tobacco Settlement RB, Children’s Trust Fund, 5.75%, 07/01/2020	615,000	646,457
Volusia Cnty., FL IDA RRB, First Mtge. Bishops Glen Proj., 7.50%, 11/01/2016	1,240,000	1,294,858
Washington Pub. Power Supply Sys. RB, Nuclear Proj. No. 1, Ser. B, 7.25%, 07/01/2009	3,145,000	3,347,727

		15,745,897

RESOURCE RECOVERY 3.7%
Amelia Cnty., VA IDA Solid Waste Disposal RRB, Waste Mgmt., Inc. Proj., 4.05%, 04/01/2027,
(Gtd. by Waste Mgmt., Inc.)	2,000,000	1,993,600
Arkansas Dev. Fin. Auth. RB, Waste Mgmt., Inc. Proj., 3.65%, 08/01/2021, (Gtd. by Waste
Mgmt., Inc.)	1,000,000	997,960
Bucks Cnty., PA IDA RB, Waste Mgmt., Inc. Proj., 4.90%, 12/01/2022, (Gtd. by Waste Mgmt., Inc.)	1,000,000	1,012,540
California Pollution Ctl. Fin. Auth. Solid Waste Disposal RB, USA Waste Svcs., Inc. Proj., Ser. B,
5.00%, 06/01/2018	1,100,000	1,122,198
Hempstead Town, NY IDRB, America Fuel Co. Proj., 5.00%, 12/01/2010	7,000,000	7,279,510
Indiana Fin. IDRB Republic Svcs., Inc. Proj., FRN, 3.54%, 11/01/2035	5,000,000	5,000,000

		17,405,808

SALES TAX 2.8%
Illinois Sales Tax RB, Ser. Q, 6.00%, 06/15/2009	3,550,000	3,716,353
New York, NY Transitional Future Tax RB, Ser. A, 5.50%, 11/01/2014, (Insd. by FGIC)	6,500,000	7,204,275
Wyandotte Cnty. & Kansas City, KS Unified Govt. Spl. Obl. RRB, Ser. B, 4.75%, 12/01/2016	2,500,000	2,562,675

		13,483,303

SOLID WASTE 0.8%
Northeast, MD Waste Disposal Auth. RRB, 5.50%, 04/01/2010, (Insd. by AMBAC)	3,500,000	3,728,165

SPECIAL TAX 2.0%
Allegheny Cnty., PA Redev. Auth. RB, Waterfront Proj., Ser. A, 5.875%, 12/15/2010	2,530,000	2,660,244
Harris Cnty., TX RB, Toll Road Sr. Lien, Ser. B-2, 6.00%, 08/01/2010	5,000,000	5,483,900
Lewisville, TX Combination Contract RB, Spl. Assmt. Castle Hills Proj., Ser. 3, 4.125%, 05/01/2031,
(LOC: Bank of America Corp.)	1,400,000	1,407,000

		9,551,144

4

EVERGREEN SHORT-INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS continued

February 28, 2006 (unaudited)
	Principal Amount
		Value

MUNICIPAL OBLIGATIONS continued
STUDENT LOAN 4.5%
Colorado Student Obl. Auth. RB, Ser. B, 6.20%, 12/01/2008	$4,025,000	$4,072,576
New England Edl. Loan Marketing Corp. RB, 6.90%, 11/01/2009	2,500,000	2,588,350
Pennsylvania Higher Edl. Assistance Agcy. Student Loan RB, ARS, Sr. Sub-Ser. Z-1, 3.30%,
06/01/2039	14,625,000	14,625,000

		21,285,926

TRANSPORTATION 4.4%
E-470 Pub. Hwy. Auth. of Colorado RRB:
Ser. Z-9, FRN, 3.25%, 10/01/2021, (Insd. by MBIA)	2,906,000	2,906,000
Sr. Ser. C, 5.00%, 09/01/2011, (Insd. by MBIA)	7,250,000	7,472,140
Missouri Hwy. & Trans. Commission RB, Ser. A, 5.00%, 02/01/2014	5,000,000	5,342,050
New York Throughway & Hwy. Auth. RB, Ser. B, 5.00%, 04/01/2013, (Insd. by FGIC)	5,000,000	5,397,150

		21,117,340

UTILITY 1.6%
Fort Myers, FL Util. RRB, Ser. A, 5.00%, 10/01/2011, (Insd. by FGIC)	2,405,000	2,539,415
Indianapolis, IN Gas Util. RRB, Distribution Sys., Ser. A, 5.25%, 08/15/2009, (Insd. by AMBAC)	5,000,000	5,201,750

		7,741,165

WATER & SEWER 0.2%
Kannapolis, NC Water & Sewer RB, Ser. B, 5.00%, 02/01/2010, (Insd. by FSA)	1,000,000	1,046,990

Total Municipal Obligations (cost $466,530,986)		466,284,957

	Shares	Value

SHORT-TERM INVESTMENTS 1.3%
MUTUAL FUND SHARES 1.3%
Evergreen Institutional Municipal Money Market Fund ø (cost $6,261,532)	6,261,532	6,261,532

Total Investments (cost $472,792,518) 99.1%		472,546,489
Other Assets and Liabilities 0.9%		4,092,052

Net Assets 100.0%		$476,638,541

ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

5

EVERGREEN SHORT-INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS continued

February 28, 2006 (unaudited)

Summary of Abbreviations
ACA	American Credit Association
AMBAC	American Municipal Bond Assurance Corp.
ARS	Auction Rate Security
CDA	Community Development Authority
COP	Certificates of Participation
EDA	Economic Development Authority
FGIC	Financial Guaranty Insurance Co.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
HDA	Housing Development Authority
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MGIC	Mortgage Guaranty Insurance Corp.
MHRB	Multifamily Housing Revenue Bond
PCRB	Pollution Control Revenue Bond
PCRRB	Pollution Control Refunding Revenue Bond
RB	Revenue Bond
RRB	Refunding Revenue Bond
SAVRS	Select Auction Variable Rate Securities
SFHRB	Single Family Housing Revenue Bond

The following table shows the percent of total investments by geographic location as of February 28, 2006:

New York	10.5%	Arizona	1.7%
Texas	7.4%	Nevada	1.7%
Florida	7.3%	Tennessee	1.7%
Pennsylvania	6.7%	New Jersey	1.6%
California	5.0%	Hawaii	1.4%
Kansas	4.1%	South Dakota	1.2%
Indiana	3.8%	Maryland	1.1%
Missouri	3.7%	Virginia	1.0%
Washington	3.3%	District of Columbia	0.9%
Michigan	3.2%	Puerto Rico	0.9%
Colorado	3.1%	Massachusetts	0.8%
Illinois	3.0%	New Mexico	0.6%
Ohio	3.0%	Connecticut	0.5%
Louisiana	2.7%	Montana	0.5%
North Carolina	2.4%	Oregon	0.5%
South Carolina	2.3%	Maine	0.3%
Alabama	2.2%	Arkansas	0.2%
Wisconsin	2.1%	Nebraska	0.2%
Georgia	2.0%	Oklahoma	0.2%
Mississippi	2.0%	Non-state specific	1.3%
North Dakota	1.9%
			100.0%

On February 28, 2006, the aggregate cost of securities for federal income tax purposes was $472,792,518. The gross unrealized appreciation and depreciation on securities based on tax cost was $2,085,414 and $2,331,443, respectively, with a net unrealized depreciation of $246,029.

6

Item 2 – Controls and Procedures

(a)	The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Municipal Trust

By:  /s/ Dennis H. Ferro
       _______________________
       Dennis H. Ferro,
       Principal Executive Officer

Date: April 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Dennis H. Ferro
       _______________________
       Dennis H. Ferro,
       Principal Executive Officer

Date: April 28, 2006

By:  /s/ Kasey Phillips
       ________________________
       Kasey Phillips
       Principal Financial Officer

Date: April 28, 2006